FINANCIAL STATEMENTS
Transamerica Life Insurance Company
WRL Series Annuity Account
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
WRL Series Annuity Account
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of WRL Series Annuity Account
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise WRL Series Annuity Account (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
Fidelity® VIP Contrafund® Service Class 2 (1)	TA BlackRock Government Money Market Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA BlackRock iShares Edge 40 Initial Class (1)
ProFund Access VP High Yield (1)	TA BlackRock iShares Edge 40 Service Class (1)
ProFund VP Asia 30 (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
ProFund VP Bull (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
ProFund VP Communication Services (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
ProFund VP Consumer Discretionary (1)	TA BlackRock Real Estate Securities Initial Class (1)
ProFund VP Emerging Markets (1)	TA BlackRock Real Estate Securities Service Class (1)
ProFund VP Energy (1)	TA BlackRock Tactical Allocation Service Class (1)
ProFund VP Europe 30 (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
ProFund VP Falling U.S. Dollar (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
ProFund VP Financials (1)	TA International Focus Initial Class (1)
ProFund VP Government Money Market (1)	TA International Focus Service Class (1)
ProFund VP International (1)	TA Janus Balanced Service Class (1)
ProFund VP Japan (1)	TA Janus Mid-Cap Growth Initial Class (1)
ProFund VP Materials (1)	TA Janus Mid-Cap Growth Service Class (1)
ProFund VP Mid-Cap (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
ProFund VP NASDAQ-100 (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
ProFund VP Pharmaceuticals (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
ProFund VP Precious Metals (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
ProFund VP Short Emerging Markets (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
ProFund VP Short International (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
ProFund VP Short NASDAQ-100 (1)	TA JPMorgan Diversified Equity Allocation Initial Class (1)
ProFund VP Short Small-Cap (1)	TA JPMorgan Diversified Equity Allocation Service Class (1)
ProFund VP Small-Cap (1)	TA JPMorgan Enhanced Index Initial Class (1)
ProFund VP Small-Cap Value (1)	TA JPMorgan Enhanced Index Service Class (1)
ProFund VP U.S. Government Plus (1)	TA JPMorgan International Moderate Growth Initial Class (1)
ProFund VP UltraSmall-Cap (1)	TA JPMorgan International Moderate Growth Service Class (1)
ProFund VP Utilities (1)	TA JPMorgan Tactical Allocation Initial Class (1)
TA Aegon Bond Initial Class (1)	TA JPMorgan Tactical Allocation Service Class (1)
TA Aegon Bond Service Class (1)	TA Multi-Managed Balanced Initial Class (1)
TA Aegon Core Bond Initial Class (1)	TA Multi-Managed Balanced Service Class (1)
TA Aegon Core Bond Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon Sustainable Equity Income Initial Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon Sustainable Equity Income Service Class (1)	TA TSW Mid Cap Value Opportunities Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA TSW Mid Cap Value Opportunities Service (1)Class
TA Aegon U.S. Government Securities Service Class (1)	TA WMC US Growth Initial Class (1)
TA BlackRock Government Money Market Initial Class (1)	TA WMC US Growth Service Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Contrafund® Service Class 2	484,549.142	$20,997,588	$27,551,464	$10	$27,551,474	371,108	$30.901617	$77.561052
Fidelity® VIP Equity-Income Service Class 2	230,707.450	5,238,977	6,489,801	64	6,489,865	148,521	19.650642	45.639853
Fidelity® VIP Growth Opportunities Service Class 2	44,166.634	2,400,700	4,257,664	9	4,257,673	57,034	47.713208	77.946366
Fidelity® VIP Index 500 Service Class 2	141.312	46,578	91,882	(7)	91,875	1,424	30.129154	64.536160
ProFund Access VP High Yield	60,276.383	1,492,231	1,558,145	(6)	1,558,139	79,555	10.790079	20.766617
ProFund VP Asia 30	9,993.018	411,835	464,775	46	464,821	40,799	10.481021	13.881697
ProFund VP Bull	121,342.999	6,352,030	7,770,806	(25)	7,770,781	186,643	23.571012	43.625058
ProFund VP Communication Services	11,079.757	415,120	677,749	5	677,754	35,269	16.120802	23.601909
ProFund VP Consumer Discretionary	20,779.870	1,356,056	1,500,514	(24)	1,500,490	36,108	19.446241	43.957835
ProFund VP Emerging Markets	236,151.812	8,123,211	9,538,172	(25)	9,538,147	818,038	10.702357	17.583220
ProFund VP Energy	44,305.650	1,824,815	1,628,233	31	1,628,264	143,068	10.435982	12.421226
ProFund VP Europe 30	20,046.880	491,081	628,069	(35)	628,034	43,830	12.891868	18.807218
ProFund VP Falling U.S. Dollar	1,449.076	22,387	21,910	(2)	21,908	4,047	4.854793	8.275094
ProFund VP Financials	39,216.481	1,865,729	2,314,557	(14)	2,314,543	114,853	17.761803	33.494000
ProFund VP Government Money Market	7,478,425.420	7,478,425	7,478,425	(370)	7,478,055	818,343	8.011549	10.120133
ProFund VP International	270,768.842	5,687,545	6,750,267	(19)	6,750,248	630,319	9.921048	15.239360
ProFund VP Japan	7,088.347	482,404	496,468	(27)	496,441	24,601	19.223306	35.855321
ProFund VP Materials	19,429.566	1,518,091	1,520,752	(5)	1,520,747	82,485	14.602721	19.267445
ProFund VP Mid-Cap	221,203.621	3,821,682	4,017,058	(21)	4,017,037	160,047	14.612015	26.007530
ProFund VP NASDAQ-100	236,906.717	12,893,846	16,467,386	16	16,467,402	162,538	37.149088	107.406671
ProFund VP Pharmaceuticals	38,820.330	1,372,527	1,586,587	(2)	1,586,585	61,498	14.352398	27.186044
ProFund VP Precious Metals	84,128.707	2,742,457	5,400,222	19	5,400,241	386,087	12.218879	32.580273
ProFund VP Short Emerging Markets	1,878.278	35,679	27,573	(4)	27,569	25,154	0.917710	2.913540
ProFund VP Short International	1,764.868	41,538	34,309	(11)	34,298	17,220	1.574460	3.987681
ProFund VP Short NASDAQ-100	23,914.321	198,884	180,314	8	180,322	727,733	0.227801	1.277465
ProFund VP Short Small-Cap	2,289.845	47,860	38,859	(1)	38,858	72,255	0.507429	3.278298
ProFund VP Small-Cap	65,001.258	2,578,490	2,640,351	(1)	2,640,350	104,512	13.623420	26.226337
ProFund VP Small-Cap Value	39,822.476	1,796,699	1,786,834	(6)	1,786,828	80,143	12.793417	23.588354
ProFund VP U.S. Government Plus	14,926.326	223,693	157,174	45	157,219	17,660	4.963960	10.213759
ProFund VP UltraSmall-Cap	122,404.193	1,744,173	2,073,527	17	2,073,544	99,570	12.727781	30.812504
ProFund VP Utilities	42,703.355	1,766,288	2,142,854	5	2,142,859	88,564	16.186972	25.089184
TA Aegon Bond Initial Class	1,467,262.772	15,592,808	13,938,996	(22)	13,938,974	861,249	9.418047	17.568112
TA Aegon Bond Service Class	9,968.237	108,602	93,701	(8)	93,693	6,325	10.365629	15.424823
TA Aegon Core Bond Initial Class	1,923,734.154	23,437,431	21,084,126	2	21,084,128	769,783	9.620408	43.190686
TA Aegon Core Bond Service Class	19,316.466	264,620	231,411	(1)	231,410	15,756	10.408371	15.628785
TA Aegon High Yield Bond Initial Class	570,551.601	3,911,347	4,022,389	21	4,022,410	150,093	12.575387	30.000123
TA Aegon High Yield Bond Service Class	6,592.441	49,438	47,663	(4)	47,659	1,714	13.376287	28.407412
TA Aegon Sustainable Equity Income Initial Class	2,013,350.075	37,296,009	45,622,513	(24)	45,622,489	892,850	14.028267	58.146884
TA Aegon Sustainable Equity Income Service Class	12,365.090	217,150	280,935	20	280,955	6,765	15.122537	41.962756
TA Aegon U.S. Government Securities Initial Class	492,509.582	5,119,256	4,417,811	(11)	4,417,800	341,129	8.546353	14.285236
TA Aegon U.S. Government Securities Service Class	5,989.814	70,566	56,125	(4)	56,121	4,423	9.695162	12.720893
TA BlackRock Government Money Market Initial Class	27,294,860.245	27,294,860	27,294,860	(327)	27,294,533	2,086,178	8.193361	17.233830
TA BlackRock Government Money Market Service Class	82,978.640	$82,979	$82,979	$(14)	$82,965	8,114	$9.186312	$10.466011
 See accompanying notes.

Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	28,023.725	267,871	276,874	2	276,876	19,283	11.711640	14.706340
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	73,775.600	779,117	914,080	(2)	914,078	56,115	12.610376	16.777970
TA BlackRock iShares Edge 40 Initial Class	159,047.768	1,451,097	1,466,420	(4)	1,466,416	66,963	12.628175	23.705010
TA BlackRock iShares Edge 40 Service Class	2,139.614	18,150	19,577	12	19,589	857	13.615140	23.094160
TA BlackRock iShares Tactical - Balanced Service Class	159,226.488	1,651,878	1,745,122	1	1,745,123	1,059,103	1.312612	13.912697
TA BlackRock iShares Tactical - Conservative Service Class	91,675.255	965,505	954,339	2	954,341	635,813	1.285187	12.956572
TA BlackRock iShares Tactical - Growth Service Class	85,949.395	919,478	997,013	-	997,013	490,698	1.616853	16.256989
TA BlackRock Real Estate Securities Initial Class	1,099,663.836	11,459,290	11,403,514	(2)	11,403,512	300,228	11.564261	48.537069
TA BlackRock Real Estate Securities Service Class	29,560.606	348,290	330,783	2	330,785	10,503	12.330151	32.512055
TA BlackRock Tactical Allocation Service Class	254,464.107	3,790,078	4,147,765	6	4,147,771	248,977	14.703716	17.447803
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	199,624.910	2,363,671	2,477,345	6	2,477,351	141,438	13.328044	18.689659
TA Goldman Sachs Managed Risk - Growth ETF Service Class	310,511.481	3,262,372	3,651,615	(7)	3,651,608	169,385	15.827933	22.371790
TA International Focus Initial Class	2,916,407.512	24,192,691	22,281,353	9	22,281,362	1,056,707	13.561889	24.399037
TA International Focus Service Class	22,595.790	183,989	167,661	1	167,662	5,429	14.701405	31.278992
TA Janus Balanced Service Class	720,827.196	12,068,080	12,354,978	(61)	12,354,917	4,789,502	2.255068	20.465069
TA Janus Mid-Cap Growth Initial Class	3,062,102.290	103,663,966	96,670,569	(25)	96,670,544	752,277	24.488396	160.629166
TA Janus Mid-Cap Growth Service Class	15,030.123	454,015	421,445	(13)	421,432	7,320	24.871256	59.518792
TA JPMorgan Asset Allocation - Conservative Initial Class	2,385,173.880	22,640,568	22,635,300	(54)	22,635,246	1,089,450	12.973957	23.469081
TA JPMorgan Asset Allocation - Conservative Service Class	53,641.189	522,630	501,545	7	501,552	21,606	13.293372	23.572894
TA JPMorgan Asset Allocation - Moderate Initial Class	4,595,850.082	51,228,413	54,231,031	51	54,231,082	2,098,482	14.131171	28.279556
TA JPMorgan Asset Allocation - Moderate Service Class	104,849.537	1,165,082	1,212,061	(1)	1,212,060	41,439	15.037569	29.368498
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	7,615,189.095	85,318,163	92,753,003	(31)	92,752,972	3,010,095	16.246824	33.885534
TA JPMorgan Asset Allocation - Moderate Growth Service Class	238,893.160	2,649,070	2,842,829	10	2,842,839	79,497	17.509370	36.580651
TA JPMorgan Diversified Equity Allocation Initial Class	5,385,153.804	59,982,086	72,053,358	(80)	72,053,278	1,695,105	21.606204	44.968716
TA JPMorgan Diversified Equity Allocation Service Class	239,282.421	2,603,220	3,141,778	22	3,141,800	63,415	23.277007	50.838752
TA JPMorgan Enhanced Index Initial Class	1,851,749.501	45,545,354	54,126,638	(16)	54,126,622	815,526	27.800315	70.341775
TA JPMorgan Enhanced Index Service Class	3,769.308	90,921	109,197	4	109,201	1,397	29.959012	78.529127
TA JPMorgan International Moderate Growth Initial Class	183,322.519	1,770,339	1,910,221	22	1,910,243	121,312	13.838350	16.415075
TA JPMorgan International Moderate Growth Service Class	2,477.425	23,501	25,517	(1)	25,516	1,658	14.045205	15.626586
TA JPMorgan Tactical Allocation Initial Class	1,380,969.432	19,174,407	18,159,748	30	18,159,778	472,198	12.276806	47.457031
TA JPMorgan Tactical Allocation Service Class	13,904.128	205,508	197,021	11	197,032	10,270	12.695426	19.425493
TA Multi-Managed Balanced Initial Class	5,984,106.252	91,444,388	96,344,111	(38)	96,344,073	2,040,926	20.593066	49.338879
TA Multi-Managed Balanced Service Class	32,827.077	488,403	508,491	(2)	508,489	10,749	20.128114	48.545397
TA Small/Mid Cap Value Initial Class	2,990,208.192	56,518,916	57,770,822	(21)	57,770,801	971,803	16.534864	63.546302
TA Small/Mid Cap Value Service Class	67,570.194	1,232,486	1,239,237	(11)	1,239,226	20,348	17.817653	62.161270
TA T. Rowe Price Small Cap Initial Class	2,469,355.930	30,435,992	28,693,916	(31)	28,693,885	472,884	19.254316	69.023890
TA T. Rowe Price Small Cap Service Class	35,589.850	388,486	341,307	20	341,327	4,480	20.474931	79.108886
TA TSW Mid Cap Value Opportunities Initial Class	673,192.631	9,077,538	7,115,646	(24)	7,115,622	126,639	15.586752	62.677868
TA TSW Mid Cap Value Opportunities Service Class	11,389.296	158,678	114,804	19	114,823	1,960	16.798625	59.166088
TA WMC US Growth Initial Class	14,101,063.451	$495,332,649	$590,270,516	$131	$590,270,647	6,583,191	$38.627947	$92.211259
TA WMC US Growth Service Class	71,110.899	2,422,451	2,761,236	(9)	2,761,227	29,594	37.771730	96.235130
 See accompanying notes.

Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® VIP Contrafund® Service Class 2	$26,944,022	$607,452	$27,551,474
Fidelity® VIP Equity-Income Service Class 2	6,312,577	177,288	6,489,865
Fidelity® VIP Growth Opportunities Service Class 2	4,160,725	96,948	4,257,673
Fidelity® VIP Index 500 Service Class 2	91,875	-	91,875
ProFund Access VP High Yield	1,445,451	112,688	1,558,139
ProFund VP Asia 30	395,197	69,624	464,821
ProFund VP Bull	7,146,684	624,097	7,770,781
ProFund VP Communication Services	621,962	55,792	677,754
ProFund VP Consumer Discretionary	1,221,205	279,285	1,500,490
ProFund VP Emerging Markets	9,231,785	306,362	9,538,147
ProFund VP Energy	1,469,236	159,028	1,628,264
ProFund VP Europe 30	503,034	125,000	628,034
ProFund VP Falling U.S. Dollar	19,145	2,763	21,908
ProFund VP Financials	1,974,697	339,846	2,314,543
ProFund VP Government Money Market	5,421,391	2,056,664	7,478,055
ProFund VP International	6,581,115	169,133	6,750,248
ProFund VP Japan	496,441	-	496,441
ProFund VP Materials	1,484,706	36,041	1,520,747
ProFund VP Mid-Cap	3,849,944	167,093	4,017,037
ProFund VP NASDAQ-100	15,878,353	589,049	16,467,402
ProFund VP Pharmaceuticals	1,433,198	153,387	1,586,585
ProFund VP Precious Metals	5,286,930	113,311	5,400,241
ProFund VP Short Emerging Markets	19,768	7,801	27,569
ProFund VP Short International	23,604	10,694	34,298
ProFund VP Short NASDAQ-100	177,121	3,201	180,322
ProFund VP Short Small-Cap	38,255	603	38,858
ProFund VP Small-Cap	2,545,266	95,084	2,640,350
ProFund VP Small-Cap Value	1,666,391	120,437	1,786,828
ProFund VP U.S. Government Plus	130,461	26,758	157,219
ProFund VP UltraSmall-Cap	1,922,912	150,632	2,073,544
ProFund VP Utilities	1,855,397	287,462	2,142,859
TA Aegon Bond Initial Class	12,819,272	1,119,702	13,938,974
TA Aegon Bond Service Class	93,693	-	93,693
TA Aegon Core Bond Initial Class	19,791,612	1,292,516	21,084,128
TA Aegon Core Bond Service Class	231,410	-	231,410
TA Aegon High Yield Bond Initial Class	3,553,574	468,836	4,022,410
TA Aegon High Yield Bond Service Class	47,659	-	47,659
TA Aegon Sustainable Equity Income Initial Class	43,686,136	1,936,353	45,622,489
TA Aegon Sustainable Equity Income Service Class	280,955	-	280,955
TA Aegon U.S. Government Securities Initial Class	3,987,595	430,205	4,417,800
TA Aegon U.S. Government Securities Service Class	56,121	-	56,121
 See accompanying notes

Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA BlackRock Government Money Market Initial Class	$22,482,973	$4,811,560	$27,294,533
TA BlackRock Government Money Market Service Class	82,965	-	82,965
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	271,868	5,008	276,876
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	848,407	65,671	914,078
TA BlackRock iShares Edge 40 Initial Class	1,368,279	98,137	1,466,416
TA BlackRock iShares Edge 40 Service Class	19,589	-	19,589
TA BlackRock iShares Tactical - Balanced Service Class	1,525,278	219,845	1,745,123
TA BlackRock iShares Tactical - Conservative Service Class	847,958	106,383	954,341
TA BlackRock iShares Tactical - Growth Service Class	812,033	184,980	997,013
TA BlackRock Real Estate Securities Initial Class	10,812,076	591,436	11,403,512
TA BlackRock Real Estate Securities Service Class	330,785	-	330,785
TA BlackRock Tactical Allocation Service Class	3,147,585	1,000,186	4,147,771
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	2,323,564	153,787	2,477,351
TA Goldman Sachs Managed Risk - Growth ETF Service Class	3,588,586	63,022	3,651,608
TA International Focus Initial Class	21,008,868	1,272,494	22,281,362
TA International Focus Service Class	167,662	-	167,662
TA Janus Balanced Service Class	12,117,125	237,792	12,354,917
TA Janus Mid-Cap Growth Initial Class	95,390,157	1,280,387	96,670,544
TA Janus Mid-Cap Growth Service Class	421,432	-	421,432
TA JPMorgan Asset Allocation - Conservative Initial Class	19,373,450	3,261,796	22,635,246
TA JPMorgan Asset Allocation - Conservative Service Class	501,552	-	501,552
TA JPMorgan Asset Allocation - Moderate Initial Class	48,995,712	5,235,370	54,231,082
TA JPMorgan Asset Allocation - Moderate Service Class	1,212,060	-	1,212,060
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	84,490,682	8,262,290	92,752,972
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,842,839	-	2,842,839
TA JPMorgan Diversified Equity Allocation Initial Class	69,088,374	2,964,904	72,053,278
TA JPMorgan Diversified Equity Allocation Service Class	3,141,800	-	3,141,800
TA JPMorgan Enhanced Index Initial Class	48,883,646	5,242,976	54,126,622
TA JPMorgan Enhanced Index Service Class	109,201	-	109,201
TA JPMorgan International Moderate Growth Initial Class	1,743,196	167,047	1,910,243
TA JPMorgan International Moderate Growth Service Class	25,516	-	25,516
TA JPMorgan Tactical Allocation Initial Class	17,091,239	1,068,539	18,159,778
TA JPMorgan Tactical Allocation Service Class	197,031	1	197,032
TA Multi-Managed Balanced Initial Class	92,541,175	3,802,898	96,344,073
TA Multi-Managed Balanced Service Class	508,489	-	508,489
TA Small/Mid Cap Value Initial Class	54,576,994	3,193,807	57,770,801
TA Small/Mid Cap Value Service Class	1,239,226	-	1,239,226
TA T. Rowe Price Small Cap Initial Class	26,423,342	2,270,543	28,693,885
TA T. Rowe Price Small Cap Service Class	341,327	-	341,327
TA TSW Mid Cap Value Opportunities Initial Class	6,816,689	298,933	7,115,622
TA TSW Mid Cap Value Opportunities Service Class	114,823	-	114,823
TA WMC US Growth Initial Class	$578,901,459	$11,369,188	$590,270,647
TA WMC US Growth Service Class	2,761,227	-	2,761,227
 See accompanying notes

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Index 500 Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 21,325,082	$ 5,939,103	$ 3,493,162	$ 70,180

Investment Income:
Reinvested Dividends	8,106	99,647	-	815
Investment Expense:
Mortality and Expense Risk and Administrative Charges	347,617	89,198	54,719	1,062
Net Investment Income (Loss)	(339,511)	10,449	(54,719)	(247)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,988,444	374,725	-	47
Realized Gain (Loss) on Investments	1,593,160	154,119	410,686	5,083
Net Realized Capital Gains (Losses) on Investments	4,581,604	528,844	410,686	5,130
Net Change in Unrealized Appreciation (Depreciation)	2,297,034	252,577	832,402	10,564
Net Gain (Loss) on Investment	6,878,638	781,421	1,243,088	15,694

Net Increase (Decrease) in Net Assets Resulting from Operations	6,539,127	791,870	1,188,369	15,447

Increase (Decrease) in Net Assets from Contract Transactions	(2,311,427)	(554,522)	(662,619)	(4,668)

Total Increase (Decrease) in Net Assets	4,227,700	237,348	525,750	10,779

Net Assets as of December 31, 2024:	$ 25,552,782	$ 6,176,451	$ 4,018,912	$ 80,959

Investment Income:
Reinvested Dividends	-	101,102	-	805
Investment Expense:
Mortality and Expense Risk and Administrative Charges	365,407	87,714	55,826	1,191
Net Investment Income (Loss)	(365,407)	13,388	(55,826)	(386)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,354,727	359,312	57,327	446
Realized Gain (Loss) on Investments	1,457,887	187,802	357,893	3,261
Net Realized Capital Gains (Losses) on Investments	5,812,614	547,114	415,220	3,707
Net Change in Unrealized Appreciation (Depreciation)	(763,433)	434,171	391,968	9,635
Net Gain (Loss) on Investment	5,049,181	981,285	807,188	13,342

Net Increase (Decrease) in Net Assets Resulting from Operations	4,683,774	994,673	751,362	12,956

Increase (Decrease) in Net Assets from Contract Transactions	(2,685,082)	(681,259)	(512,601)	(2,040)

Total Increase (Decrease) in Net Assets	1,998,692	313,414	238,761	10,916

Net Assets as of December 31, 2025:	$ 27,551,474	$ 6,489,865	$ 4,257,673	$ 91,875
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Bull	ProFund VP Communication Services
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,713,633	$ 432,224	$ 7,237,438	$ 821,968

Investment Income:
Reinvested Dividends	88,021	4,205	56,689	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,173	6,406	110,378	8,555
Net Investment Income (Loss)	64,848	(2,201)	(53,689)	(8,555)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	378,811	-
Realized Gain (Loss) on Investments	(9,458)	(71,948)	(278,473)	53,271
Net Realized Capital Gains (Losses) on Investments	(9,458)	(71,948)	100,338	53,271
Net Change in Unrealized Appreciation (Depreciation)	26,324	101,529	1,356,912	98,388
Net Gain (Loss) on Investment	16,866	29,581	1,457,250	151,659

Net Increase (Decrease) in Net Assets Resulting from Operations	81,714	27,380	1,403,561	143,104

Increase (Decrease) in Net Assets from Contract Transactions	(165,198)	(89,179)	(1,334,724)	(369,609)

Total Increase (Decrease) in Net Assets	(83,484)	(61,799)	68,837	(226,505)

Net Assets as of December 31, 2024:	$ 1,630,149	$ 370,425	$ 7,306,275	$ 595,463

Investment Income:
Reinvested Dividends	38,567	20,800	29,081	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,054	6,825	109,363	10,078
Net Investment Income (Loss)	16,513	13,975	(80,282)	(10,078)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	371,664	-
Realized Gain (Loss) on Investments	(7,350)	35,867	41,893	36,056
Net Realized Capital Gains (Losses) on Investments	(7,350)	35,867	413,557	36,056
Net Change in Unrealized Appreciation (Depreciation)	62,211	28,027	644,830	85,825
Net Gain (Loss) on Investment	54,861	63,894	1,058,387	121,881

Net Increase (Decrease) in Net Assets Resulting from Operations	71,374	77,869	978,105	111,803

Increase (Decrease) in Net Assets from Contract Transactions	(143,384)	16,527	(513,599)	(29,512)

Total Increase (Decrease) in Net Assets	(72,010)	94,396	464,506	82,291

Net Assets as of December 31, 2025:	$ 1,558,139	$ 464,821	$ 7,770,781	$ 677,754
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Consumer Discretionary	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,631,666	$ 7,304,215	$ 2,983,306	$ 492,687

Investment Income:
Reinvested Dividends	-	119,574	46,157	12,425
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,915	108,973	33,623	9,351
Net Investment Income (Loss)	(40,915)	10,601	12,534	3,074

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	258,414	-	100,520	22,181
Realized Gain (Loss) on Investments	(21,832)	30,324	328,139	9,123
Net Realized Capital Gains (Losses) on Investments	236,582	30,324	428,659	31,304
Net Change in Unrealized Appreciation (Depreciation)	397,003	429,417	(385,987)	(17,017)
Net Gain (Loss) on Investment	633,585	459,741	42,672	14,287

Net Increase (Decrease) in Net Assets Resulting from Operations	592,670	470,342	55,206	17,361

Increase (Decrease) in Net Assets from Contract Transactions	(180,150)	(179,430)	(958,838)	10,802

Total Increase (Decrease) in Net Assets	412,520	290,912	(903,632)	28,163

Net Assets as of December 31, 2024:	$ 3,044,186	$ 7,595,127	$ 2,079,674	$ 520,850

Investment Income:
Reinvested Dividends	-	110,054	37,052	14,132
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,932	123,788	25,852	9,986
Net Investment Income (Loss)	(27,932)	(13,734)	11,200	4,146

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	117,152	-	206,764	19,866
Realized Gain (Loss) on Investments	(143,830)	195,722	11,564	15,525
Net Realized Capital Gains (Losses) on Investments	(26,678)	195,722	218,328	35,391
Net Change in Unrealized Appreciation (Depreciation)	(65,801)	2,353,695	(181,588)	107,280
Net Gain (Loss) on Investment	(92,479)	2,549,417	36,740	142,671

Net Increase (Decrease) in Net Assets Resulting from Operations	(120,411)	2,535,683	47,940	146,817

Increase (Decrease) in Net Assets from Contract Transactions	(1,423,285)	(592,663)	(499,350)	(39,633)

Total Increase (Decrease) in Net Assets	(1,543,696)	1,943,020	(451,410)	107,184

Net Assets as of December 31, 2025:	$ 1,500,490	$ 9,538,147	$ 1,628,264	$ 628,034
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Falling U.S. Dollar	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP International
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 21,127	$ 1,996,965	$ 7,954,722	$ 6,012,374

Investment Income:
Reinvested Dividends	1,311	5,671	340,377	212,900
Investment Expense:
Mortality and Expense Risk and Administrative Charges	306	31,149	129,730	86,727
Net Investment Income (Loss)	1,005	(25,478)	210,647	126,173

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	192,304	-	-
Realized Gain (Loss) on Investments	(227)	75,853	-	32,835
Net Realized Capital Gains (Losses) on Investments	(227)	268,157	-	32,835
Net Change in Unrealized Appreciation (Depreciation)	(2,340)	234,875	-	(179,937)
Net Gain (Loss) on Investment	(2,567)	503,032	-	(147,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,562)	477,554	210,647	(20,929)

Increase (Decrease) in Net Assets from Contract Transactions	4,485	(213,022)	80,798	(329,153)

Total Increase (Decrease) in Net Assets	2,923	264,532	291,445	(350,082)

Net Assets as of December 31, 2024:	$ 24,050	$ 2,261,497	$ 8,246,167	$ 5,662,292

Investment Income:
Reinvested Dividends	309	177	257,470	184,611
Investment Expense:
Mortality and Expense Risk and Administrative Charges	342	34,688	125,986	90,953
Net Investment Income (Loss)	(33)	(34,511)	131,484	93,658

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	35,553	-	-
Realized Gain (Loss) on Investments	(466)	87,032	-	68,941
Net Realized Capital Gains (Losses) on Investments	(466)	122,585	-	68,941
Net Change in Unrealized Appreciation (Depreciation)	2,352	156,247	-	1,292,850
Net Gain (Loss) on Investment	1,886	278,832	-	1,361,791

Net Increase (Decrease) in Net Assets Resulting from Operations	1,853	244,321	131,484	1,455,449

Increase (Decrease) in Net Assets from Contract Transactions	(3,995)	(191,275)	(899,596)	(367,493)

Total Increase (Decrease) in Net Assets	(2,142)	53,046	(768,112)	1,087,956

Net Assets as of December 31, 2025:	$ 21,908	$ 2,314,543	$ 7,478,055	$ 6,750,248
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Japan	ProFund VP Materials	ProFund VP Mid-Cap	ProFund VP NASDAQ-100
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 338,251	$ 1,897,008	$ 4,064,850	$ 13,674,360

Investment Income:
Reinvested Dividends	13,802	7,943	116,733	58,722
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,200	28,465	60,841	212,089
Net Investment Income (Loss)	6,602	(20,522)	55,892	(153,367)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	70,454	1,421	-	1,732,522
Realized Gain (Loss) on Investments	25,494	43,454	(61,917)	(169,168)
Net Realized Capital Gains (Losses) on Investments	95,948	44,875	(61,917)	1,563,354
Net Change in Unrealized Appreciation (Depreciation)	(42,407)	(64,980)	386,822	1,354,697
Net Gain (Loss) on Investment	53,541	(20,105)	324,905	2,918,051

Net Increase (Decrease) in Net Assets Resulting from Operations	60,143	(40,627)	380,797	2,764,684

Increase (Decrease) in Net Assets from Contract Transactions	12,291	(174,233)	(224,407)	(1,671,701)

Total Increase (Decrease) in Net Assets	72,434	(214,860)	156,390	1,092,983

Net Assets as of December 31, 2024:	$ 410,685	$ 1,682,148	$ 4,221,240	$ 14,767,343

Investment Income:
Reinvested Dividends	19,232	3,570	164,148	60,200
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,244	23,836	58,517	221,789
Net Investment Income (Loss)	12,988	(20,266)	105,631	(161,589)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	71,664	211,599	-	1,052,109
Realized Gain (Loss) on Investments	(1,609)	34,829	(49,872)	371,057
Net Realized Capital Gains (Losses) on Investments	70,055	246,428	(49,872)	1,423,166
Net Change in Unrealized Appreciation (Depreciation)	26,986	(126,393)	76,495	1,180,142
Net Gain (Loss) on Investment	97,041	120,035	26,623	2,603,308

Net Increase (Decrease) in Net Assets Resulting from Operations	110,029	99,769	132,254	2,441,719

Increase (Decrease) in Net Assets from Contract Transactions	(24,273)	(261,170)	(336,457)	(741,660)

Total Increase (Decrease) in Net Assets	85,756	(161,401)	(204,203)	1,700,059

Net Assets as of December 31, 2025:	$ 496,441	$ 1,520,747	$ 4,017,037	$ 16,467,402
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Pharmaceuticals	ProFund VP Precious Metals	ProFund VP Short Emerging Markets	ProFund VP Short International
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,577,196	$ 2,038,757	$ 116,940	$ 28,773

Investment Income:
Reinvested Dividends	-	75,565	6,608	1,538
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,842	32,971	1,545	652
Net Investment Income (Loss)	(23,842)	42,594	5,063	886

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	154,993	-	-	-
Realized Gain (Loss) on Investments	(5,490)	11,737	(6,692)	(1,044)
Net Realized Capital Gains (Losses) on Investments	149,503	11,737	(6,692)	(1,044)
Net Change in Unrealized Appreciation (Depreciation)	(95,382)	62,825	(4,075)	796
Net Gain (Loss) on Investment	54,121	74,562	(10,767)	(248)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,279	117,156	(5,704)	638

Increase (Decrease) in Net Assets from Contract Transactions	(184,327)	54,137	3,428	17,117

Total Increase (Decrease) in Net Assets	(154,048)	171,293	(2,276)	17,755

Net Assets as of December 31, 2024:	$ 1,423,148	$ 2,210,050	$ 114,664	$ 46,528

Investment Income:
Reinvested Dividends	2,943	70,094	1,910	353
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,255	50,304	801	665
Net Investment Income (Loss)	(18,312)	19,790	1,109	(312)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(21,348)	294,306	(24,138)	(3,733)
Net Realized Capital Gains (Losses) on Investments	(21,348)	294,306	(24,138)	(3,733)
Net Change in Unrealized Appreciation (Depreciation)	377,886	2,736,177	3,589	(5,900)
Net Gain (Loss) on Investment	356,538	3,030,483	(20,549)	(9,633)

Net Increase (Decrease) in Net Assets Resulting from Operations	338,226	3,050,273	(19,440)	(9,945)

Increase (Decrease) in Net Assets from Contract Transactions	(174,789)	139,918	(67,655)	(2,285)

Total Increase (Decrease) in Net Assets	163,437	3,190,191	(87,095)	(12,230)

Net Assets as of December 31, 2025:	$ 1,586,585	$ 5,400,241	$ 27,569	$ 34,298
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 327,031	$ 263,708	$ 2,307,649	$ 2,034,199

Investment Income:
Reinvested Dividends	20,885	11,115	31,670	6,825
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,256	1,793	34,940	28,001
Net Investment Income (Loss)	16,629	9,322	(3,270)	(21,176)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	11,084
Realized Gain (Loss) on Investments	(90,559)	(40,702)	(45,942)	(19,484)
Net Realized Capital Gains (Losses) on Investments	(90,559)	(40,702)	(45,942)	(8,400)
Net Change in Unrealized Appreciation (Depreciation)	13,176	27,009	232,930	99,477
Net Gain (Loss) on Investment	(77,383)	(13,693)	186,988	91,077

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,754)	(4,371)	183,718	69,901

Increase (Decrease) in Net Assets from Contract Transactions	(38,887)	(223,637)	(88,376)	(138,859)

Total Increase (Decrease) in Net Assets	(99,641)	(228,008)	95,342	(68,958)

Net Assets as of December 31, 2024:	$ 227,390	$ 35,700	$ 2,402,991	$ 1,965,241

Investment Income:
Reinvested Dividends	4,529	1,725	25,635	6,356
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,966	733	34,699	26,211
Net Investment Income (Loss)	2,563	992	(9,064)	(19,855)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	81,509
Realized Gain (Loss) on Investments	(69,007)	(15,961)	(39,759)	(44,846)
Net Realized Capital Gains (Losses) on Investments	(69,007)	(15,961)	(39,759)	36,663
Net Change in Unrealized Appreciation (Depreciation)	47,967	(4,753)	275,211	36,841
Net Gain (Loss) on Investment	(21,040)	(20,714)	235,452	73,504

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,477)	(19,722)	226,388	53,649

Increase (Decrease) in Net Assets from Contract Transactions	(28,591)	22,880	10,971	(232,062)

Total Increase (Decrease) in Net Assets	(47,068)	3,158	237,359	(178,413)

Net Assets as of December 31, 2025:	$ 180,322	$ 38,858	$ 2,640,350	$ 1,786,828
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP U.S. Government Plus	ProFund VP UltraSmall-Cap	ProFund VP Utilities	TA Aegon Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 241,489	$ 2,205,248	$ 2,281,080	$ 16,086,999

Investment Income:
Reinvested Dividends	7,251	14,314	33,246	628,445
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,225	26,307	31,377	223,060
Net Investment Income (Loss)	4,026	(11,993)	1,869	405,385

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(120,371)	(359,139)	(110,975)	(665,725)
Net Realized Capital Gains (Losses) on Investments	(120,371)	(359,139)	(110,975)	(665,725)
Net Change in Unrealized Appreciation (Depreciation)	80,227	506,788	440,902	371,475
Net Gain (Loss) on Investment	(40,144)	147,649	329,927	(294,250)

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,118)	135,656	331,796	111,135

Increase (Decrease) in Net Assets from Contract Transactions	(27,639)	(472,321)	(465,755)	(2,001,195)

Total Increase (Decrease) in Net Assets	(63,757)	(336,665)	(133,959)	(1,890,060)

Net Assets as of December 31, 2024:	$ 177,732	$ 1,868,583	$ 2,147,121	$ 14,196,939

Investment Income:
Reinvested Dividends	5,310	19,878	31,760	913,571
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,643	27,186	34,674	204,987
Net Investment Income (Loss)	2,667	(7,308)	(2,914)	708,584

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,024	-
Realized Gain (Loss) on Investments	(30,842)	(137,959)	85,235	(481,475)
Net Realized Capital Gains (Losses) on Investments	(30,842)	(137,959)	86,259	(481,475)
Net Change in Unrealized Appreciation (Depreciation)	26,974	343,970	173,858	536,512
Net Gain (Loss) on Investment	(3,868)	206,011	260,117	55,037

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,201)	198,703	257,203	763,621

Increase (Decrease) in Net Assets from Contract Transactions	(19,312)	6,258	(261,465)	(1,021,586)

Total Increase (Decrease) in Net Assets	(20,513)	204,961	(4,262)	(257,965)

Net Assets as of December 31, 2025:	$ 157,219	$ 2,073,544	$ 2,142,859	$ 13,938,974
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon Bond Service Class	TA Aegon Core Bond Initial Class	TA Aegon Core Bond Service Class	TA Aegon High Yield Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 90,695	$ 23,151,377	$ 283,336	$ 4,429,466

Investment Income:
Reinvested Dividends	3,585	1,234,613	11,425	211,764
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,279	321,435	3,828	62,390
Net Investment Income (Loss)	2,306	913,178	7,597	149,374

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(522)	(546,075)	(10,102)	(21,503)
Net Realized Capital Gains (Losses) on Investments	(522)	(546,075)	(10,102)	(21,503)
Net Change in Unrealized Appreciation (Depreciation)	(1,383)	(380,006)	1,094	111,220
Net Gain (Loss) on Investment	(1,905)	(926,081)	(9,008)	89,717

Net Increase (Decrease) in Net Assets Resulting from Operations	401	(12,903)	(1,411)	239,091

Increase (Decrease) in Net Assets from Contract Transactions	(1,651)	(1,502,712)	(54,121)	(525,757)

Total Increase (Decrease) in Net Assets	(1,250)	(1,515,615)	(55,532)	(286,666)

Net Assets as of December 31, 2024:	$ 89,445	$ 21,635,762	$ 227,804	$ 4,142,800

Investment Income:
Reinvested Dividends	5,787	560,235	4,927	282,808
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,300	305,844	3,471	60,903
Net Investment Income (Loss)	4,487	254,391	1,456	221,905

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(312)	(691,223)	(2,055)	(19,347)
Net Realized Capital Gains (Losses) on Investments	(312)	(691,223)	(2,055)	(19,347)
Net Change in Unrealized Appreciation (Depreciation)	535	1,570,363	12,037	62,996
Net Gain (Loss) on Investment	223	879,140	9,982	43,649

Net Increase (Decrease) in Net Assets Resulting from Operations	4,710	1,133,531	11,438	265,554

Increase (Decrease) in Net Assets from Contract Transactions	(462)	(1,685,165)	(7,832)	(385,944)

Total Increase (Decrease) in Net Assets	4,248	(551,634)	3,606	(120,390)

Net Assets as of December 31, 2025:	$ 93,693	$ 21,084,128	$ 231,410	$ 4,022,410
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 57,375	$ 44,528,294	$ 408,884	$ 4,710,465

Investment Income:
Reinvested Dividends	2,073	978,842	6,914	173,014
Investment Expense:
Mortality and Expense Risk and Administrative Charges	644	667,658	4,973	70,650
Net Investment Income (Loss)	1,429	311,184	1,941	102,364

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(862)	(322,569)	1,981	(167,060)
Net Realized Capital Gains (Losses) on Investments	(862)	(322,569)	1,981	(167,060)
Net Change in Unrealized Appreciation (Depreciation)	1,848	6,656,694	58,972	13,323
Net Gain (Loss) on Investment	986	6,334,125	60,953	(153,737)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,415	6,645,309	62,894	(51,373)

Increase (Decrease) in Net Assets from Contract Transactions	(14,896)	(4,229,282)	(210,016)	(191,572)

Total Increase (Decrease) in Net Assets	(12,481)	2,416,027	(147,122)	(242,945)

Net Assets as of December 31, 2024:	$ 44,894	$ 46,944,321	$ 261,762	$ 4,467,520

Investment Income:
Reinvested Dividends	3,035	781,147	3,896	173,132
Investment Expense:
Mortality and Expense Risk and Administrative Charges	615	649,108	3,463	67,693
Net Investment Income (Loss)	2,420	132,039	433	105,439

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	446,164	2,630	-
Realized Gain (Loss) on Investments	(73)	(305,947)	1,257	(122,756)
Net Realized Capital Gains (Losses) on Investments	(73)	140,217	3,887	(122,756)
Net Change in Unrealized Appreciation (Depreciation)	705	3,961,167	20,367	202,977
Net Gain (Loss) on Investment	632	4,101,384	24,254	80,221

Net Increase (Decrease) in Net Assets Resulting from Operations	3,052	4,233,423	24,687	185,660

Increase (Decrease) in Net Assets from Contract Transactions	(287)	(5,555,255)	(5,494)	(235,380)

Total Increase (Decrease) in Net Assets	2,765	(1,321,832)	19,193	(49,720)

Net Assets as of December 31, 2025:	$ 47,659	$ 45,622,489	$ 280,955	$ 4,417,800
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon U.S. Government Securities Service Class	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 87,986	$ 28,739,514	$ 182,873	$ 321,105

Investment Income:
Reinvested Dividends	2,122	1,439,850	6,402	6,641
Investment Expense:
Mortality and Expense Risk and Administrative Charges	873	437,440	1,849	4,324
Net Investment Income (Loss)	1,249	1,002,410	4,553	2,317

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(13,622)	-	-	(6,058)
Net Realized Capital Gains (Losses) on Investments	(13,622)	-	-	(6,058)
Net Change in Unrealized Appreciation (Depreciation)	11,461	-	-	18,546
Net Gain (Loss) on Investment	(2,161)	-	-	12,488

Net Increase (Decrease) in Net Assets Resulting from Operations	(912)	1,002,410	4,553	14,805

Increase (Decrease) in Net Assets from Contract Transactions	(33,177)	606,701	(88,295)	(42,582)

Total Increase (Decrease) in Net Assets	(34,089)	1,609,111	(83,742)	(27,777)

Net Assets as of December 31, 2024:	$ 53,897	$ 30,348,625	$ 99,131	$ 293,328

Investment Income:
Reinvested Dividends	1,899	1,145,394	5,116	7,545
Investment Expense:
Mortality and Expense Risk and Administrative Charges	691	434,277	1,846	4,068
Net Investment Income (Loss)	1,208	711,117	3,270	3,477

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(292)	-	-	3,165
Net Realized Capital Gains (Losses) on Investments	(292)	-	-	3,165
Net Change in Unrealized Appreciation (Depreciation)	1,374	-	-	13,230
Net Gain (Loss) on Investment	1,082	-	-	16,395

Net Increase (Decrease) in Net Assets Resulting from Operations	2,290	711,117	3,270	19,872

Increase (Decrease) in Net Assets from Contract Transactions	(66)	(3,765,209)	(19,436)	(36,324)

Total Increase (Decrease) in Net Assets	2,224	(3,054,092)	(16,166)	(16,452)

Net Assets as of December 31, 2025:	$ 56,121	$ 27,294,533	$ 82,965	$ 276,876
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock iShares Tactical - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 959,273	$ 1,479,684	$ 18,441	$ 840,988

Investment Income:
Reinvested Dividends	15,216	39,473	456	30,587
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,011	22,080	235	14,392
Net Investment Income (Loss)	1,205	17,393	221	16,195

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	22,017	282	-
Realized Gain (Loss) on Investments	(7,583)	(6,010)	198	(31,401)
Net Realized Capital Gains (Losses) on Investments	(7,583)	16,007	480	(31,401)
Net Change in Unrealized Appreciation (Depreciation)	104,205	32,746	219	73,808
Net Gain (Loss) on Investment	96,622	48,753	699	42,407

Net Increase (Decrease) in Net Assets Resulting from Operations	97,827	66,146	920	58,602

Increase (Decrease) in Net Assets from Contract Transactions	(74,686)	(113,957)	(1,542)	497,114

Total Increase (Decrease) in Net Assets	23,141	(47,811)	(622)	555,716

Net Assets as of December 31, 2024:	$ 982,414	$ 1,431,873	$ 17,819	$ 1,396,704

Investment Income:
Reinvested Dividends	16,125	44,486	534	54,389
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,380	21,348	241	23,375
Net Investment Income (Loss)	2,745	23,138	293	31,014

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	51,634	682	-
Realized Gain (Loss) on Investments	9,016	(2,676)	52	(15,528)
Net Realized Capital Gains (Losses) on Investments	9,016	48,958	734	(15,528)
Net Change in Unrealized Appreciation (Depreciation)	67,596	65,901	753	163,725
Net Gain (Loss) on Investment	76,612	114,859	1,487	148,197

Net Increase (Decrease) in Net Assets Resulting from Operations	79,357	137,997	1,780	179,211

Increase (Decrease) in Net Assets from Contract Transactions	(147,693)	(103,454)	(10)	169,208

Total Increase (Decrease) in Net Assets	(68,336)	34,543	1,770	348,419

Net Assets as of December 31, 2025:	$ 914,078	$ 1,466,416	$ 19,589	$ 1,745,123
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Tactical - Conservative Service Class	TA BlackRock iShares Tactical - Growth Service Class	TA BlackRock Real Estate Securities Initial Class	TA BlackRock Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,151,631	$ 908,623	$ 13,340,655	$ 356,072

Investment Income:
Reinvested Dividends	40,227	32,989	273,709	6,033
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,172	14,415	183,715	4,735
Net Investment Income (Loss)	24,055	18,574	89,994	1,298

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(43,068)	(7,277)	(486,202)	(5,054)
Net Realized Capital Gains (Losses) on Investments	(43,068)	(7,277)	(486,202)	(5,054)
Net Change in Unrealized Appreciation (Depreciation)	70,706	75,358	381,580	1,884
Net Gain (Loss) on Investment	27,638	68,081	(104,622)	(3,170)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,693	86,655	(14,628)	(1,872)

Increase (Decrease) in Net Assets from Contract Transactions	(136,942)	(43,477)	(1,281,257)	(19,280)

Total Increase (Decrease) in Net Assets	(85,249)	43,178	(1,295,885)	(21,152)

Net Assets as of December 31, 2024:	$ 1,066,382	$ 951,801	$ 12,044,770	$ 334,920

Investment Income:
Reinvested Dividends	32,823	28,840	207,744	4,574
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,223	14,842	169,399	4,641
Net Investment Income (Loss)	18,600	13,998	38,345	(67)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(48,922)	(1,925)	(373,184)	(2,842)
Net Realized Capital Gains (Losses) on Investments	(48,922)	(1,925)	(373,184)	(2,842)
Net Change in Unrealized Appreciation (Depreciation)	116,049	111,996	1,233,855	28,379
Net Gain (Loss) on Investment	67,127	110,071	860,671	25,537

Net Increase (Decrease) in Net Assets Resulting from Operations	85,727	124,069	899,016	25,470

Increase (Decrease) in Net Assets from Contract Transactions	(197,768)	(78,857)	(1,540,274)	(29,605)

Total Increase (Decrease) in Net Assets	(112,041)	45,212	(641,258)	(4,135)

Net Assets as of December 31, 2025:	$ 954,341	$ 997,013	$ 11,403,512	$ 330,785
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA International Focus Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,565,208	$ 3,694,221	$ 3,749,224	$ 25,267,597

Investment Income:
Reinvested Dividends	60,866	78,553	73,167	585,742
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,386	53,645	56,672	366,078
Net Investment Income (Loss)	1,480	24,908	16,495	219,664

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	41,920	49,201	806,609
Realized Gain (Loss) on Investments	(76,899)	26,406	81,670	121,995
Net Realized Capital Gains (Losses) on Investments	(76,899)	68,326	130,871	928,604
Net Change in Unrealized Appreciation (Depreciation)	465,163	170,992	293,482	(1,666,116)
Net Gain (Loss) on Investment	388,264	239,318	424,353	(737,512)

Net Increase (Decrease) in Net Assets Resulting from Operations	389,744	264,226	440,848	(517,848)

Increase (Decrease) in Net Assets from Contract Transactions	5,075	(457,319)	(613,251)	(1,770,997)

Total Increase (Decrease) in Net Assets	394,819	(193,093)	(172,403)	(2,288,845)

Net Assets as of December 31, 2024:	$ 3,960,027	$ 3,501,128	$ 3,576,821	$ 22,978,752

Investment Income:
Reinvested Dividends	82,598	62,578	70,647	406,619
Investment Expense:
Mortality and Expense Risk and Administrative Charges	65,611	40,585	51,769	342,061
Net Investment Income (Loss)	16,987	21,993	18,878	64,558

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	102,881	224,370	2,406,855
Realized Gain (Loss) on Investments	(4,656)	31,938	57,807	(264,972)
Net Realized Capital Gains (Losses) on Investments	(4,656)	134,819	282,177	2,141,883
Net Change in Unrealized Appreciation (Depreciation)	363,447	46,247	67,015	(1,023,093)
Net Gain (Loss) on Investment	358,791	181,066	349,192	1,118,790

Net Increase (Decrease) in Net Assets Resulting from Operations	375,778	203,059	368,070	1,183,348

Increase (Decrease) in Net Assets from Contract Transactions	(188,034)	(1,226,836)	(293,283)	(1,880,738)

Total Increase (Decrease) in Net Assets	187,744	(1,023,777)	74,787	(697,390)

Net Assets as of December 31, 2025:	$ 4,147,771	$ 2,477,351	$ 3,651,608	$ 22,281,362
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA International Focus Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 174,726	$ 8,577,999	$ 100,858,962	$ 640,964

Investment Income:
Reinvested Dividends	3,608	186,427	134,106	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,279	138,996	1,390,300	8,053
Net Investment Income (Loss)	1,329	47,431	(1,256,194)	(8,053)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,558	253,822	5,997,155	36,447
Realized Gain (Loss) on Investments	1,546	51,742	1,749,532	8,014
Net Realized Capital Gains (Losses) on Investments	7,104	305,564	7,746,687	44,461
Net Change in Unrealized Appreciation (Depreciation)	(12,018)	871,837	5,921,649	34,145
Net Gain (Loss) on Investment	(4,914)	1,177,401	13,668,336	78,606

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,585)	1,224,832	12,412,142	70,553

Increase (Decrease) in Net Assets from Contract Transactions	(11,405)	1,306,184	(11,532,121)	(146,114)

Total Increase (Decrease) in Net Assets	(14,990)	2,531,016	880,021	(75,561)

Net Assets as of December 31, 2024:	$ 159,736	$ 11,109,015	$ 101,738,983	$ 565,403

Investment Income:
Reinvested Dividends	2,578	215,048	8,493	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,228	156,606	1,309,282	7,311
Net Investment Income (Loss)	350	58,442	(1,300,789)	(7,311)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,045	1,407,175	11,104,612	67,086
Realized Gain (Loss) on Investments	117	44,298	2,403,757	(30,314)
Net Realized Capital Gains (Losses) on Investments	18,162	1,451,473	13,508,369	36,772
Net Change in Unrealized Appreciation (Depreciation)	(10,520)	(187,185)	(6,020,962)	(2,509)
Net Gain (Loss) on Investment	7,642	1,264,288	7,487,407	34,263

Net Increase (Decrease) in Net Assets Resulting from Operations	7,992	1,322,730	6,186,618	26,952

Increase (Decrease) in Net Assets from Contract Transactions	(66)	(76,828)	(11,255,057)	(170,923)

Total Increase (Decrease) in Net Assets	7,926	1,245,902	(5,068,439)	(143,971)

Net Assets as of December 31, 2025:	$ 167,662	$ 12,354,917	$ 96,670,544	$ 421,432
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 24,943,642	$ 570,606	$ 58,850,534	$ 1,396,042

Investment Income:
Reinvested Dividends	497,328	10,427	917,580	18,882
Investment Expense:
Mortality and Expense Risk and Administrative Charges	383,995	7,734	867,160	17,588
Net Investment Income (Loss)	113,333	2,693	50,420	1,294

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(836,021)	(19,400)	(694,192)	17,915
Net Realized Capital Gains (Losses) on Investments	(836,021)	(19,400)	(694,192)	17,915
Net Change in Unrealized Appreciation (Depreciation)	1,700,123	41,764	4,315,177	71,486
Net Gain (Loss) on Investment	864,102	22,364	3,620,985	89,401

Net Increase (Decrease) in Net Assets Resulting from Operations	977,435	25,057	3,671,405	90,695

Increase (Decrease) in Net Assets from Contract Transactions	(1,837,003)	(108,884)	(6,650,232)	(305,730)

Total Increase (Decrease) in Net Assets	(859,568)	(83,827)	(2,978,827)	(215,035)

Net Assets as of December 31, 2024:	$ 24,084,074	$ 486,779	$ 55,871,707	$ 1,181,007

Investment Income:
Reinvested Dividends	945,016	18,268	1,771,197	37,441
Investment Expense:
Mortality and Expense Risk and Administrative Charges	367,032	6,343	805,319	15,049
Net Investment Income (Loss)	577,984	11,925	965,878	22,392

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(721,337)	(4,618)	(478,600)	(8,533)
Net Realized Capital Gains (Losses) on Investments	(721,337)	(4,618)	(478,600)	(8,533)
Net Change in Unrealized Appreciation (Depreciation)	2,164,278	34,333	4,784,174	102,495
Net Gain (Loss) on Investment	1,442,941	29,715	4,305,574	93,962

Net Increase (Decrease) in Net Assets Resulting from Operations	2,020,925	41,640	5,271,452	116,354

Increase (Decrease) in Net Assets from Contract Transactions	(3,469,753)	(26,867)	(6,912,077)	(85,301)

Total Increase (Decrease) in Net Assets	(1,448,828)	14,773	(1,640,625)	31,053

Net Assets as of December 31, 2025:	$ 22,635,246	$ 501,552	$ 54,231,082	$ 1,212,060
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Diversified Equity Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 94,483,553	$ 2,971,215	$ 64,866,386	$ 2,560,162

Investment Income:
Reinvested Dividends	1,148,657	30,385	891,552	31,253
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,414,983	41,083	975,904	37,313
Net Investment Income (Loss)	(266,326)	(10,698)	(84,352)	(6,060)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,243,345	52,121
Realized Gain (Loss) on Investments	(2,462,199)	(1,520)	(433,730)	24,023
Net Realized Capital Gains (Losses) on Investments	(2,462,199)	(1,520)	809,615	76,144
Net Change in Unrealized Appreciation (Depreciation)	11,331,109	281,689	8,428,071	292,694
Net Gain (Loss) on Investment	8,868,910	280,169	9,237,686	368,838

Net Increase (Decrease) in Net Assets Resulting from Operations	8,602,584	269,471	9,153,334	362,778

Increase (Decrease) in Net Assets from Contract Transactions	(9,991,179)	(123,465)	(8,364,623)	(88,312)

Total Increase (Decrease) in Net Assets	(1,388,595)	146,006	788,711	274,466

Net Assets as of December 31, 2024:	$ 93,094,958	$ 3,117,221	$ 65,655,097	$ 2,834,628

Investment Income:
Reinvested Dividends	2,452,032	70,274	988,796	35,922
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,348,668	38,135	976,849	39,543
Net Investment Income (Loss)	1,103,364	32,139	11,947	(3,621)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,880,672	82,138
Realized Gain (Loss) on Investments	(1,492,989)	(5,099)	(290,263)	58,530
Net Realized Capital Gains (Losses) on Investments	(1,492,989)	(5,099)	1,590,409	140,668
Net Change in Unrealized Appreciation (Depreciation)	10,230,066	273,635	9,540,430	339,487
Net Gain (Loss) on Investment	8,737,077	268,536	11,130,839	480,155

Net Increase (Decrease) in Net Assets Resulting from Operations	9,840,441	300,675	11,142,786	476,534

Increase (Decrease) in Net Assets from Contract Transactions	(10,182,427)	(575,057)	(4,744,605)	(169,362)

Total Increase (Decrease) in Net Assets	(341,986)	(274,382)	6,398,181	307,172

Net Assets as of December 31, 2025:	$ 92,752,972	$ 2,842,839	$ 72,053,278	$ 3,141,800
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Initial Class	TA JPMorgan International Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 43,504,327	$ 84,645	$ 1,696,768	$ 22,827

Investment Income:
Reinvested Dividends	319,948	441	45,161	497
Investment Expense:
Mortality and Expense Risk and Administrative Charges	726,868	1,170	27,028	309
Net Investment Income (Loss)	(406,920)	(729)	18,133	188

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,576,859	3,048	-	-
Realized Gain (Loss) on Investments	1,107,456	2,066	(6,335)	(60)
Net Realized Capital Gains (Losses) on Investments	2,684,315	5,114	(6,335)	(60)
Net Change in Unrealized Appreciation (Depreciation)	7,224,424	13,861	4,045	(7)
Net Gain (Loss) on Investment	9,908,739	18,975	(2,290)	(67)

Net Increase (Decrease) in Net Assets Resulting from Operations	9,501,819	18,246	15,843	121

Increase (Decrease) in Net Assets from Contract Transactions	(2,713,207)	(7,548)	103,785	(194)

Total Increase (Decrease) in Net Assets	6,788,612	10,698	119,628	(73)

Net Assets as of December 31, 2024:	$ 50,292,939	$ 95,343	$ 1,816,396	$ 22,754

Investment Income:
Reinvested Dividends	359,450	488	63,874	762
Investment Expense:
Mortality and Expense Risk and Administrative Charges	767,757	1,259	28,084	322
Net Investment Income (Loss)	(408,307)	(771)	35,790	440

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,023,410	11,908	-	-
Realized Gain (Loss) on Investments	1,289,612	312	(27,554)	(38)
Net Realized Capital Gains (Losses) on Investments	7,313,022	12,220	(27,554)	(38)
Net Change in Unrealized Appreciation (Depreciation)	109,519	2,330	275,499	3,236
Net Gain (Loss) on Investment	7,422,541	14,550	247,945	3,198

Net Increase (Decrease) in Net Assets Resulting from Operations	7,014,234	13,779	283,735	3,638

Increase (Decrease) in Net Assets from Contract Transactions	(3,180,551)	79	(189,888)	(876)

Total Increase (Decrease) in Net Assets	3,833,683	13,858	93,847	2,762

Net Assets as of December 31, 2025:	$ 54,126,622	$ 109,201	$ 1,910,243	$ 25,516
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Tactical Allocation Initial Class	TA JPMorgan Tactical Allocation Service Class	TA Multi-Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 20,254,161	$ 267,399	$ 95,694,927	$ 545,128

Investment Income:
Reinvested Dividends	550,133	5,525	1,883,075	10,210
Investment Expense:
Mortality and Expense Risk and Administrative Charges	278,200	3,115	1,357,522	8,175
Net Investment Income (Loss)	271,933	2,410	525,553	2,035

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,104,314	25,606
Realized Gain (Loss) on Investments	(223,447)	(783)	2,331,205	8,233
Net Realized Capital Gains (Losses) on Investments	(223,447)	(783)	6,435,519	33,839
Net Change in Unrealized Appreciation (Depreciation)	507,609	4,862	5,358,680	34,587
Net Gain (Loss) on Investment	284,162	4,079	11,794,199	68,426

Net Increase (Decrease) in Net Assets Resulting from Operations	556,095	6,489	12,319,752	70,461

Increase (Decrease) in Net Assets from Contract Transactions	(1,783,713)	(48,324)	(11,069,379)	(31,951)

Total Increase (Decrease) in Net Assets	(1,227,618)	(41,835)	1,250,373	38,510

Net Assets as of December 31, 2024:	$ 19,026,543	$ 225,564	$ 96,945,300	$ 583,638

Investment Income:
Reinvested Dividends	616,132	6,649	2,027,241	9,177
Investment Expense:
Mortality and Expense Risk and Administrative Charges	262,598	2,913	1,322,632	7,044
Net Investment Income (Loss)	353,534	3,736	704,609	2,133

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	12,006,203	62,616
Realized Gain (Loss) on Investments	(243,561)	(2,325)	2,777,911	8,120
Net Realized Capital Gains (Losses) on Investments	(243,561)	(2,325)	14,784,114	70,736
Net Change in Unrealized Appreciation (Depreciation)	1,230,289	14,539	(4,995,291)	(26,468)
Net Gain (Loss) on Investment	986,728	12,214	9,788,823	44,268

Net Increase (Decrease) in Net Assets Resulting from Operations	1,340,262	15,950	10,493,432	46,401

Increase (Decrease) in Net Assets from Contract Transactions	(2,207,027)	(44,482)	(11,094,659)	(121,550)

Total Increase (Decrease) in Net Assets	(866,765)	(28,532)	(601,227)	(75,149)

Net Assets as of December 31, 2025:	$ 18,159,778	$ 197,032	$ 96,344,073	$ 508,489
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Small/Mid Cap Value Initial Class	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 63,564,439	$ 1,397,764	$ 28,277,475	$ 375,469

Investment Income:
Reinvested Dividends	585,933	9,904	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	897,103	18,219	428,544	5,447
Net Investment Income (Loss)	(311,170)	(8,315)	(428,544)	(5,447)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,960,824	43,467	1,040,058	15,461
Realized Gain (Loss) on Investments	(141,168)	(9,291)	(1,323,700)	(14,347)
Net Realized Capital Gains (Losses) on Investments	1,819,656	34,176	(283,642)	1,114
Net Change in Unrealized Appreciation (Depreciation)	2,953,685	66,273	3,732,025	42,291
Net Gain (Loss) on Investment	4,773,341	100,449	3,448,383	43,405

Net Increase (Decrease) in Net Assets Resulting from Operations	4,462,171	92,134	3,019,839	37,958

Increase (Decrease) in Net Assets from Contract Transactions	(7,383,834)	(155,630)	(2,356,641)	(35,875)

Total Increase (Decrease) in Net Assets	(2,921,663)	(63,496)	663,198	2,083

Net Assets as of December 31, 2024:	$ 60,642,776	$ 1,334,268	$ 28,940,673	$ 377,552

Investment Income:
Reinvested Dividends	714,610	13,384	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	821,682	17,163	411,177	4,761
Net Investment Income (Loss)	(107,072)	(3,779)	(411,177)	(4,761)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,986,119	139,648	4,388,829	58,925
Realized Gain (Loss) on Investments	(222,492)	(5,574)	(1,465,566)	(29,222)
Net Realized Capital Gains (Losses) on Investments	5,763,627	134,074	2,923,263	29,703
Net Change in Unrealized Appreciation (Depreciation)	(1,136,596)	(37,860)	(186,610)	(5,696)
Net Gain (Loss) on Investment	4,627,031	96,214	2,736,653	24,007

Net Increase (Decrease) in Net Assets Resulting from Operations	4,519,959	92,435	2,325,476	19,246

Increase (Decrease) in Net Assets from Contract Transactions	(7,391,934)	(187,477)	(2,572,264)	(55,471)

Total Increase (Decrease) in Net Assets	(2,871,975)	(95,042)	(246,788)	(36,225)

Net Assets as of December 31, 2025:	$ 57,770,801	$ 1,239,226	$ 28,693,885	$ 341,327
 See Accompanying Notes.
(1)See Footnote 1

 Transamerica Life Insurance Company
WRL Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA TSW Mid Cap Value Opportunities Initial Class	TA TSW Mid Cap Value Opportunities Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 7,503,697	$ 101,642	$ 502,270,864	$ 2,530,125

Investment Income:
Reinvested Dividends	105,595	1,320	60,275	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,051	1,374	7,387,562	38,825
Net Investment Income (Loss)	544	(54)	(7,327,287)	(38,825)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,177,046	17,701	49,087,322	273,804
Realized Gain (Loss) on Investments	(137,318)	(1,611)	31,689,983	87,995
Net Realized Capital Gains (Losses) on Investments	1,039,728	16,090	80,777,305	361,799
Net Change in Unrealized Appreciation (Depreciation)	(539,397)	(9,192)	56,763,378	342,492
Net Gain (Loss) on Investment	500,331	6,898	137,540,683	704,291

Net Increase (Decrease) in Net Assets Resulting from Operations	500,875	6,844	130,213,396	665,466

Increase (Decrease) in Net Assets from Contract Transactions	(825,452)	(2,092)	(64,057,327)	(180,528)

Total Increase (Decrease) in Net Assets	(324,577)	4,752	66,156,069	484,938

Net Assets as of December 31, 2024:	$ 7,179,120	$ 106,394	$ 568,426,933	$ 3,015,063

Investment Income:
Reinvested Dividends	89,318	1,149	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	100,381	1,414	7,561,773	40,033
Net Investment Income (Loss)	(11,063)	(265)	(7,561,773)	(40,033)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,830,528	29,716	90,904,602	502,278
Realized Gain (Loss) on Investments	(254,684)	(799)	31,713,120	241,981
Net Realized Capital Gains (Losses) on Investments	1,575,844	28,917	122,617,722	744,259
Net Change in Unrealized Appreciation (Depreciation)	(1,012,889)	(20,183)	(29,585,834)	(282,100)
Net Gain (Loss) on Investment	562,955	8,734	93,031,888	462,159

Net Increase (Decrease) in Net Assets Resulting from Operations	551,892	8,469	85,470,115	422,126

Increase (Decrease) in Net Assets from Contract Transactions	(615,390)	(40)	(63,626,401)	(675,962)

Total Increase (Decrease) in Net Assets	(63,498)	8,429	21,843,714	(253,836)

Net Assets as of December 31, 2025:	$ 7,115,622	$ 114,823	$ 590,270,647	$ 2,761,227
 See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization

WRL Series Annuity Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Attainer®, WRL Freedon Premier®, WRL Freedom Conqueror®, WRL Freedom Wealth Creator®, WRL Freedom Access®, WRL Freedom Enhancer®, WRL Freedom Bellwether®, and WRL Freedom Variable Annuity.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value

 Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class

 Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Diversified Equity Allocation Initial Class	Transamerica JPMorgan Diversified Equity Allocation VP Initial Class
TA JPMorgan Diversified Equity Allocation Service Class	Transamerica JPMorgan Diversified Equity Allocation VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW Mid Cap Value Opportunities Initial Class	Transamerica TSW Mid Cap Value Opportunities VP Initial Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

 Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:
Subaccount	Formerly
TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Asset Allocation - Growth Initial Class
TA JPMorgan Diversified Equity Allocation Service Class	TA JPMorgan Asset Allocation - Growth Service Class

 Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Fidelity® VIP Contrafund® Service Class 2	$4,425,383	$3,121,498
Fidelity® VIP Equity-Income Service Class 2	470,827	779,393
Fidelity® VIP Growth Opportunities Service Class 2	86,402	597,497
Fidelity® VIP Index 500 Service Class 2	2,953	4,937
ProFund Access VP High Yield	146,113	272,983
ProFund VP Asia 30	281,612	251,117
ProFund VP Bull	962,104	1,184,318
ProFund VP Communication Services	66,359	105,952
ProFund VP Consumer Discretionary	177,155	1,511,217
ProFund VP Emerging Markets	701,634	1,308,020
ProFund VP Energy	370,302	651,689
ProFund VP Europe 30	133,171	148,782
ProFund VP Falling U.S. Dollar	1,777	5,805
ProFund VP Financials	207,668	397,893
ProFund VP Government Money Market	3,360,115	4,128,018
ProFund VP International	389,833	663,665
ProFund VP Japan	126,521	66,132
ProFund VP Materials	251,631	321,470
ProFund VP Mid-Cap	319,970	550,796
ProFund VP NASDAQ-100	2,850,200	2,701,342
ProFund VP Pharmaceuticals	35,542	228,640
ProFund VP Precious Metals	1,038,285	878,589
ProFund VP Short Emerging Markets	48,924	115,472
ProFund VP Short International	18,022	20,623
ProFund VP Short NASDAQ-100	436,403	462,433
ProFund VP Short Small-Cap	448,051	424,178
ProFund VP Small-Cap	281,686	279,780
ProFund VP Small-Cap Value	174,023	344,429
ProFund VP U.S. Government Plus	55,848	72,496
ProFund VP UltraSmall-Cap	236,934	237,987
ProFund VP Utilities	308,121	571,477
TA Aegon Bond Initial Class	1,784,869	2,097,867
TA Aegon Bond Service Class	5,844	1,820
TA Aegon Core Bond Initial Class	2,005,766	3,436,539
TA Aegon Core Bond Service Class	6,263	12,638
TA Aegon High Yield Bond Initial Class	915,102	1,079,142

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA Aegon High Yield Bond Service Class	3,035	902
TA Aegon Sustainable Equity Income Initial Class	$2,691,229	$7,668,280
TA Aegon Sustainable Equity Income Service Class	12,107	14,541
TA Aegon U.S. Government Securities Initial Class	335,066	465,006
TA Aegon U.S. Government Securities Service Class	1,899	757
TA BlackRock Government Money Market Initial Class	10,612,271	13,666,293
TA BlackRock Government Money Market Service Class	519,328	535,500
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	7,670	40,519
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	24,525	169,471
TA BlackRock iShares Edge 40 Initial Class	144,997	173,677
TA BlackRock iShares Edge 40 Service Class	1,216	252
TA BlackRock iShares Tactical - Balanced Service Class	406,378	206,152
TA BlackRock iShares Tactical - Conservative Service Class	41,556	220,725
TA BlackRock iShares Tactical - Growth Service Class	66,549	131,405
TA BlackRock Real Estate Securities Initial Class	370,889	1,872,814
TA BlackRock Real Estate Securities Service Class	9,895	39,567
TA BlackRock Tactical Allocation Service Class	734,064	905,113
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	616,615	1,718,577
TA Goldman Sachs Managed Risk - Growth ETF Service Class	366,262	416,296
TA International Focus Initial Class	3,832,629	3,241,954
TA International Focus Service Class	24,072	5,744
TA Janus Balanced Service Class	3,265,030	1,876,237
TA Janus Mid-Cap Growth Initial Class	11,786,982	13,238,220
TA Janus Mid-Cap Growth Service Class	70,739	181,886
TA JPMorgan Asset Allocation - Conservative Initial Class	2,692,616	5,584,382
TA JPMorgan Asset Allocation - Conservative Service Class	18,750	33,693
TA JPMorgan Asset Allocation - Moderate Initial Class	3,185,348	9,131,556
TA JPMorgan Asset Allocation - Moderate Service Class	43,154	106,063
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	5,718,712	14,797,742
TA JPMorgan Asset Allocation - Moderate Growth Service Class	72,692	615,611
TA JPMorgan Diversified Equity Allocation Initial Class	3,725,443	6,577,419
TA JPMorgan Diversified Equity Allocation Service Class	121,890	212,737
TA JPMorgan Enhanced Index Initial Class	8,305,569	5,871,014
TA JPMorgan Enhanced Index Service Class	12,505	1,290
TA JPMorgan International Moderate Growth Initial Class	170,652	324,753
TA JPMorgan International Moderate Growth Service Class	1,273	1,708

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Tactical Allocation Initial Class	1,056,116	2,909,613
TA JPMorgan Tactical Allocation Service Class	12,458	53,205
TA Multi-Managed Balanced Initial Class	$16,936,856	$15,320,692
TA Multi-Managed Balanced Service Class	72,653	129,453
TA Small/Mid Cap Value Initial Class	7,172,995	8,685,881
TA Small/Mid Cap Value Service Class	165,216	216,824
TA T. Rowe Price Small Cap Initial Class	5,547,564	4,142,174
TA T. Rowe Price Small Cap Service Class	60,111	61,420
TA TSW Mid Cap Value Opportunities Initial Class	2,029,102	825,026
TA TSW Mid Cap Value Opportunities Service Class	30,865	1,455
TA WMC US Growth Initial Class	95,045,207	75,328,779
TA WMC US Growth Service Class	506,132	719,847

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class 2	1,287	(42,803)	(41,516)	9,010	(49,796)	(40,786)
Fidelity® VIP Equity-Income Service Class 2	323	(17,376)	(17,053)	3,562	(18,894)	(15,332)
Fidelity® VIP Growth Opportunities Service Class 2	464	(8,171)	(7,707)	55	(12,514)	(12,459)
Fidelity® VIP Index 500 Service Class 2	32	(61)	(29)	58	(153)	(95)
ProFund Access VP High Yield	7,532	(13,124)	(5,592)	10,819	(19,047)	(8,228)
ProFund VP Asia 30	24,769	(23,826)	943	20,546	(31,782)	(11,236)
ProFund VP Bull	15,290	(28,584)	(13,294)	21,178	(59,484)	(38,306)
ProFund VP Communication Services	3,759	(5,351)	(1,592)	9,175	(38,832)	(29,657)
ProFund VP Consumer Discretionary	1,680	(40,622)	(38,942)	4,699	(9,364)	(4,665)
ProFund VP Emerging Markets	55,139	(111,863)	(56,724)	54,534	(74,608)	(20,074)
ProFund VP Energy	11,893	(58,347)	(46,454)	37,189	(125,576)	(88,387)
ProFund VP Europe 30	8,542	(10,668)	(2,126)	21,115	(20,867)	248
ProFund VP Falling U.S. Dollar	284	(1,067)	(783)	1,182	(501)	681
ProFund VP Financials	8,817	(19,126)	(10,309)	9,987	(26,352)	(16,365)
ProFund VP Government Money Market	337,038	(432,101)	(95,063)	328,795	(326,582)	2,213
ProFund VP International	21,389	(57,536)	(36,147)	20,006	(57,777)	(37,771)
ProFund VP Japan	2,104	(3,621)	(1,517)	18,394	(18,194)	200
ProFund VP Materials	2,011	(16,720)	(14,709)	6,347	(15,336)	(8,989)
ProFund VP Mid-Cap	6,892	(20,662)	(13,770)	13,469	(23,176)	(9,707)
ProFund VP NASDAQ-100	19,686	(27,148)	(7,462)	30,335	(51,562)	(21,227)
ProFund VP Pharmaceuticals	1,536	(10,207)	(8,671)	1,041	(10,024)	(8,983)
ProFund VP Precious Metals	88,811	(92,201)	(3,390)	50,650	(38,490)	12,160
ProFund VP Short Emerging Markets	40,662	(94,637)	(53,975)	87,937	(87,124)	813
ProFund VP Short International	9,819	(10,401)	(582)	14,960	(10,611)	4,349
ProFund VP Short NASDAQ-100	1,575,208	(1,617,698)	(42,490)	665,713	(810,140)	(144,427)
ProFund VP Short Small-Cap	705,710	(691,244)	14,466	96,385	(425,339)	(328,954)
ProFund VP Small-Cap	10,974	(10,656)	318	10,771	(14,534)	(3,763)

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP Small-Cap Value	4,679	(15,558)	(10,879)	8,406	(15,231)	(6,825)
ProFund VP U.S. Government Plus	4,922	(7,266)	(2,344)	6,194	(8,955)	(2,761)
ProFund VP UltraSmall-Cap	8,958	(11,508)	(2,550)	3,409	(32,533)	(29,124)
ProFund VP Utilities	11,686	(22,641)	(10,955)	15,828	(42,477)	(26,649)
TA Aegon Bond Initial Class	57,925	(124,383)	(66,458)	46,788	(178,020)	(131,232)
TA Aegon Bond Service Class	7	(38)	(31)	8	(123)	(115)
TA Aegon Core Bond Initial Class	64,658	(128,284)	(63,626)	88,401	(125,773)	(37,372)
TA Aegon Core Bond Service Class	93	(644)	(551)	82	(3,908)	(3,826)
TA Aegon High Yield Bond Initial Class	29,179	(38,681)	(9,502)	11,169	(32,311)	(21,142)
TA Aegon High Yield Bond Service Class	-	(11)	(11)	-	(633)	(633)
TA Aegon Sustainable Equity Income Initial Class	36,362	(150,825)	(114,463)	27,398	(118,096)	(90,698)
TA Aegon Sustainable Equity Income Service Class	142	(288)	(146)	18	(5,505)	(5,487)
TA Aegon U.S. Government Securities Initial Class	12,964	(32,429)	(19,465)	32,513	(44,545)	(12,032)
TA Aegon U.S. Government Securities Service Class	-	(6)	(6)	-	(2,741)	(2,741)
TA BlackRock Government Money Market Initial Class	716,969	(997,859)	(280,890)	1,005,975	(909,081)	96,894
TA BlackRock Government Money Market Service Class	52,692	(54,541)	(1,849)	48	(9,101)	(9,053)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	14	(2,674)	(2,660)	141	(3,369)	(3,228)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	573	(10,217)	(9,644)	3,187	(8,567)	(5,380)
TA BlackRock iShares Edge 40 Initial Class	2,815	(7,552)	(4,737)	38,420	(44,657)	(6,237)
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	(76)	(76)
TA BlackRock iShares Tactical - Balanced Service Class	134,891	(108,379)	26,512	469,486	(103,649)	365,837
TA BlackRock iShares Tactical - Conservative Service Class	6,319	(152,279)	(145,960)	14,796	(120,281)	(105,485)
TA BlackRock iShares Tactical - Growth Service Class	14,736	(67,443)	(52,707)	19,342	(39,494)	(20,152)
TA BlackRock Real Estate Securities Initial Class	5,295	(47,308)	(42,013)	15,454	(49,577)	(34,123)
TA BlackRock Real Estate Securities Service Class	174	(1,138)	(964)	202	(879)	(677)
TA BlackRock Tactical Allocation Service Class	43,752	(54,265)	(10,513)	57,925	(54,499)	3,426
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	26,906	(99,240)	(72,334)	11,892	(40,352)	(28,460)

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	3,877	(18,049)	(14,172)	8,810	(39,721)	(30,911)
TA International Focus Initial Class	50,099	(141,559)	(91,460)	40,233	(123,989)	(83,756)
TA International Focus Service Class	114	(110)	4	123	(485)	(362)
TA Janus Balanced Service Class	683,017	(707,542)	(24,525)	1,131,701	(520,050)	611,651
TA Janus Mid-Cap Growth Initial Class	10,628	(102,415)	(91,787)	9,504	(122,542)	(113,038)
TA Janus Mid-Cap Growth Service Class	66	(3,123)	(3,057)	93	(2,966)	(2,873)
TA JPMorgan Asset Allocation - Conservative Initial Class	85,740	(257,418)	(171,678)	178,233	(254,323)	(76,090)
TA JPMorgan Asset Allocation - Conservative Service Class	23	(1,259)	(1,236)	32	(5,402)	(5,370)
TA JPMorgan Asset Allocation - Moderate Initial Class	67,736	(346,319)	(278,583)	159,669	(426,540)	(266,871)
TA JPMorgan Asset Allocation - Moderate Service Class	215	(3,237)	(3,022)	194	(12,270)	(12,076)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	132,680	(473,323)	(340,643)	87,020	(446,258)	(359,238)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	120	(17,323)	(17,203)	156	(4,949)	(4,793)
TA JPMorgan Diversified Equity Allocation Initial Class	25,206	(149,148)	(123,942)	30,548	(269,800)	(239,252)
TA JPMorgan Diversified Equity Allocation Service Class	111	(3,871)	(3,760)	132	(2,431)	(2,299)
TA JPMorgan Enhanced Index Initial Class	33,986	(85,898)	(51,912)	38,271	(87,708)	(49,437)
TA JPMorgan Enhanced Index Service Class	2	(1)	1	2	(124)	(122)
TA JPMorgan International Moderate Growth Initial Class	7,636	(20,171)	(12,535)	28,460	(20,095)	8,365
TA JPMorgan International Moderate Growth Service Class	38	(97)	(59)	23	(38)	(15)
TA JPMorgan Tactical Allocation Initial Class	18,714	(75,664)	(56,950)	32,461	(69,049)	(36,588)
TA JPMorgan Tactical Allocation Service Class	329	(2,668)	(2,339)	426	(3,166)	(2,740)
TA Multi-Managed Balanced Initial Class	68,245	(317,884)	(249,639)	64,993	(334,820)	(269,827)
TA Multi-Managed Balanced Service Class	22	(3,155)	(3,133)	70	(840)	(770)
TA Small/Mid Cap Value Initial Class	10,422	(143,065)	(132,643)	34,238	(168,621)	(134,383)
TA Small/Mid Cap Value Service Class	228	(3,563)	(3,335)	116	(3,022)	(2,906)
TA T. Rowe Price Small Cap Initial Class	21,268	(68,116)	(46,848)	23,456	(66,930)	(43,474)
TA T. Rowe Price Small Cap Service Class	19	(953)	(934)	23	(584)	(561)
TA TSW Mid Cap Value Opportunities Initial Class	1,937	(13,993)	(12,056)	1,281	(17,080)	(15,799)
TA TSW Mid Cap Value Opportunities Service Class	-	(1)	(1)	-	(37)	(37)
TA WMC US Growth Initial Class	61,188	(841,742)	(780,554)	61,384	(975,767)	(914,383)
TA WMC US Growth Service Class	67	(7,806)	(7,739)	70	(2,505)	(2,435)

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class 2	$74,100	$(2,759,182)	$(2,685,082)	$494,796	$(2,806,223)	$(2,311,427)
Fidelity® VIP Equity-Income Service Class 2	10,759	(692,018)	(681,259)	129,424	(683,946)	(554,522)
Fidelity® VIP Growth Opportunities Service Class 2	29,444	(542,045)	(512,601)	2,491	(665,110)	(662,619)
Fidelity® VIP Index 500 Service Class 2	1,747	(3,787)	(2,040)	2,995	(7,663)	(4,668)
ProFund Access VP High Yield	108,012	(251,396)	(143,384)	178,788	(343,986)	(165,198)
ProFund VP Asia 30	261,069	(244,542)	16,527	180,870	(270,049)	(89,179)
ProFund VP Bull	564,679	(1,078,278)	(513,599)	713,625	(2,048,349)	(1,334,724)
ProFund VP Communication Services	66,494	(96,006)	(29,512)	133,061	(502,670)	(369,609)
ProFund VP Consumer Discretionary	60,306	(1,483,591)	(1,423,285)	162,881	(343,031)	(180,150)
ProFund VP Emerging Markets	601,985	(1,194,648)	(592,663)	467,241	(646,671)	(179,430)
ProFund VP Energy	126,977	(626,327)	(499,350)	419,580	(1,378,418)	(958,838)
ProFund VP Europe 30	99,219	(138,852)	(39,633)	248,981	(238,179)	10,802
ProFund VP Falling U.S. Dollar	1,473	(5,468)	(3,995)	6,980	(2,495)	4,485
ProFund VP Financials	172,814	(364,089)	(191,275)	197,765	(410,787)	(213,022)
ProFund VP Government Money Market	3,107,498	(4,007,094)	(899,596)	2,996,625	(2,915,827)	80,798
ProFund VP International	209,336	(576,829)	(367,493)	187,903	(517,056)	(329,153)
ProFund VP Japan	35,699	(59,972)	(24,273)	286,686	(274,395)	12,291
ProFund VP Materials	36,939	(298,109)	(261,170)	113,889	(288,122)	(174,233)
ProFund VP Mid-Cap	157,223	(493,680)	(336,457)	310,157	(534,564)	(224,407)
ProFund VP NASDAQ-100	1,754,276	(2,495,936)	(741,660)	2,434,181	(4,105,882)	(1,671,701)
ProFund VP Pharmaceuticals	32,917	(207,706)	(174,789)	20,477	(204,804)	(184,327)
ProFund VP Precious Metals	972,746	(832,828)	139,918	287,568	(233,431)	54,137
ProFund VP Short Emerging Markets	47,029	(114,684)	(67,655)	133,419	(129,991)	3,428
ProFund VP Short International	17,673	(19,958)	(2,285)	41,235	(24,118)	17,117
ProFund VP Short NASDAQ-100	431,946	(460,537)	(28,591)	222,921	(261,808)	(38,887)
ProFund VP Short Small-Cap	446,357	(423,477)	22,880	64,890	(288,527)	(223,637)
ProFund VP Small-Cap	257,875	(246,904)	10,971	234,429	(322,805)	(88,376)

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP Small-Cap Value	86,942	(319,004)	(232,062)	170,477	(309,336)	(138,859)
ProFund VP U.S. Government Plus	$50,544	$(69,856)	$(19,312)	$63,854	$(91,493)	$(27,639)
ProFund VP UltraSmall-Cap	218,845	(212,587)	6,258	63,735	(536,056)	(472,321)
ProFund VP Utilities	276,821	(538,286)	(261,465)	314,882	(780,637)	(465,755)
TA Aegon Bond Initial Class	885,964	(1,907,550)	(1,021,586)	677,141	(2,678,336)	(2,001,195)
TA Aegon Bond Service Class	99	(561)	(462)	101	(1,752)	(1,651)
TA Aegon Core Bond Initial Class	1,469,712	(3,154,877)	(1,685,165)	1,443,584	(2,946,296)	(1,502,712)
TA Aegon Core Bond Service Class	1,359	(9,191)	(7,832)	1,177	(55,298)	(54,121)
TA Aegon High Yield Bond Initial Class	635,141	(1,021,085)	(385,944)	272,380	(798,137)	(525,757)
TA Aegon High Yield Bond Service Class	-	(287)	(287)	-	(14,896)	(14,896)
TA Aegon Sustainable Equity Income Initial Class	1,491,749	(7,047,004)	(5,555,255)	909,237	(5,138,519)	(4,229,282)
TA Aegon Sustainable Equity Income Service Class	5,686	(11,180)	(5,494)	636	(210,652)	(210,016)
TA Aegon U.S. Government Securities Initial Class	165,101	(400,481)	(235,380)	356,492	(548,064)	(191,572)
TA Aegon U.S. Government Securities Service Class	-	(66)	(66)	-	(33,177)	(33,177)
TA BlackRock Government Money Market Initial Class	9,514,550	(13,279,759)	(3,765,209)	12,021,666	(11,414,965)	606,701
TA BlackRock Government Money Market Service Class	514,214	(533,650)	(19,436)	475	(88,770)	(88,295)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	192	(36,516)	(36,324)	1,844	(44,426)	(42,582)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	8,436	(156,129)	(147,693)	45,600	(120,286)	(74,686)
TA BlackRock iShares Edge 40 Initial Class	49,343	(152,797)	(103,454)	801,084	(915,041)	(113,957)
TA BlackRock iShares Edge 40 Service Class	-	(10)	(10)	-	(1,542)	(1,542)
TA BlackRock iShares Tactical - Balanced Service Class	352,312	(183,104)	169,208	632,256	(135,142)	497,114
TA BlackRock iShares Tactical - Conservative Service Class	9,171	(206,939)	(197,768)	21,386	(158,328)	(136,942)
TA BlackRock iShares Tactical - Growth Service Class	37,891	(116,748)	(78,857)	29,396	(72,873)	(43,477)
TA BlackRock Real Estate Securities Initial Class	173,205	(1,713,479)	(1,540,274)	420,893	(1,702,150)	(1,281,257)
TA BlackRock Real Estate Securities Service Class	5,426	(35,031)	(29,605)	5,779	(25,059)	(19,280)
TA BlackRock Tactical Allocation Service Class	652,143	(840,177)	(188,034)	805,102	(800,027)	5,075

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	452,591	(1,679,427)	(1,226,836)	185,731	(643,050)	(457,319)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	$71,646	$(364,929)	$(293,283)	$161,191	$(774,442)	$(613,251)
TA International Focus Initial Class	1,053,150	(2,933,888)	(1,880,738)	805,335	(2,576,332)	(1,770,997)
TA International Focus Service Class	3,510	(3,576)	(66)	3,830	(15,235)	(11,405)
TA Janus Balanced Service Class	1,652,009	(1,728,837)	(76,828)	2,461,135	(1,154,951)	1,306,184
TA Janus Mid-Cap Growth Initial Class	718,240	(11,973,297)	(11,255,057)	1,174,731	(12,706,852)	(11,532,121)
TA Janus Mid-Cap Growth Service Class	3,859	(174,782)	(170,923)	4,991	(151,105)	(146,114)
TA JPMorgan Asset Allocation - Conservative Initial Class	1,760,775	(5,230,528)	(3,469,753)	2,965,389	(4,802,392)	(1,837,003)
TA JPMorgan Asset Allocation - Conservative Service Class	499	(27,366)	(26,867)	676	(109,560)	(108,884)
TA JPMorgan Asset Allocation - Moderate Initial Class	1,446,163	(8,358,240)	(6,912,077)	3,049,529	(9,699,761)	(6,650,232)
TA JPMorgan Asset Allocation - Moderate Service Class	5,946	(91,247)	(85,301)	5,048	(310,778)	(305,730)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	3,333,277	(13,515,704)	(10,182,427)	1,928,750	(11,919,929)	(9,991,179)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	3,928	(578,985)	(575,057)	4,822	(128,287)	(123,465)
TA JPMorgan Diversified Equity Allocation Initial Class	909,806	(5,654,411)	(4,744,605)	937,972	(9,302,595)	(8,364,623)
TA JPMorgan Diversified Equity Allocation Service Class	4,932	(174,294)	(169,362)	5,289	(93,601)	(88,312)
TA JPMorgan Enhanced Index Initial Class	1,964,511	(5,145,062)	(3,180,551)	1,943,494	(4,656,701)	(2,713,207)
TA JPMorgan Enhanced Index Service Class	121	(42)	79	122	(7,670)	(7,548)
TA JPMorgan International Moderate Growth Initial Class	107,556	(297,444)	(189,888)	380,671	(276,886)	103,785
TA JPMorgan International Moderate Growth Service Class	513	(1,389)	(876)	314	(508)	(194)
TA JPMorgan Tactical Allocation Initial Class	460,613	(2,667,640)	(2,207,027)	621,411	(2,405,124)	(1,783,713)
TA JPMorgan Tactical Allocation Service Class	6,019	(50,501)	(44,482)	7,486	(55,810)	(48,324)
TA Multi-Managed Balanced Initial Class	2,994,979	(14,089,638)	(11,094,659)	2,425,134	(13,494,513)	(11,069,379)
TA Multi-Managed Balanced Service Class	914	(122,464)	(121,550)	2,941	(34,892)	(31,951)
TA Small/Mid Cap Value Initial Class	516,686	(7,908,620)	(7,391,934)	1,675,501	(9,059,335)	(7,383,834)
TA Small/Mid Cap Value Service Class	13,081	(200,558)	(187,477)	6,207	(161,837)	(155,630)

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA T. Rowe Price Small Cap Initial Class	1,179,206	(3,751,470)	(2,572,264)	1,164,962	(3,521,603)	(2,356,641)
TA T. Rowe Price Small Cap Service Class	1,286	(56,757)	(55,471)	1,603	(37,478)	(35,875)
TA TSW Mid Cap Value Opportunities Initial Class	$109,808	$(725,198)	$(615,390)	$33,837	$(859,289)	$(825,452)
TA TSW Mid Cap Value Opportunities Service Class	-	(40)	(40)	-	(2,092)	(2,092)
TA WMC US Growth Initial Class	4,511,656	(68,138,057)	(63,626,401)	3,965,073	(68,022,400)	(64,057,327)
TA WMC US Growth Service Class	5,120	(681,082)	(675,962)	5,215	(185,743)	(180,528)

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Fidelity® VIP Contrafund® Service Class 2
12/31/2025	371,108	$77.56	to	$30.90	$ 27,551,474	-%	1.25%	to	2.50%	19.70%	to	18.24%
12/31/2024	412,624	64.80	to	26.13	25,552,782	0.03	1.25	to	2.50	31.79	to	30.18
12/31/2023	453,410	49.17	to	20.08	21,325,082	0.26	1.25	to	2.50	31.48	to	29.88
12/31/2022	499,436	37.39	to	15.46	17,928,851	0.26	1.25	to	2.50	(27.39)	to	(28.28)
12/31/2021	549,603	51.50	to	21.55	27,193,887	0.03	1.25	to	2.50	25.94	to	24.40
Fidelity® VIP Equity-Income Service Class 2
12/31/2025	148,521	45.64	to	19.65	6,489,865	1.61	1.25	to	2.50	17.28	to	15.85
12/31/2024	165,574	38.91	to	16.96	6,176,451	1.58	1.25	to	2.50	13.63	to	12.24
12/31/2023	180,906	34.25	to	15.11	5,939,103	1.71	1.25	to	2.50	9.02	to	7.69
12/31/2022	200,273	31.41	to	14.03	6,040,292	1.68	1.25	to	2.50	(6.41)	to	(7.55)
12/31/2021	220,405	33.57	to	15.18	7,101,244	1.60	1.25	to	2.50	23.07	to	21.57
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2025	57,034	77.30	to	47.71	4,257,673	-	1.25	to	2.50	20.13	to	18.67
12/31/2024	64,741	64.35	to	40.21	4,018,912	-	1.25	to	2.50	36.84	to	35.16
12/31/2023	77,200	47.02	to	29.75	3,493,162	-	1.25	to	2.50	43.52	to	41.77
12/31/2022	79,963	32.76	to	20.98	2,525,364	-	1.25	to	2.50	(39.08)	to	(39.82)
12/31/2021	91,581	53.78	to	34.87	4,762,403	-	1.25	to	2.50	10.29	to	8.95
Fidelity® VIP Index 500 Service Class 2
12/31/2025	1,424	64.54	to	59.24	91,875	0.94	1.40	to	1.80	15.86	to	15.41
12/31/2024	1,453	55.70	to	51.33	80,959	1.07	1.40	to	1.80	22.86	to	22.37
12/31/2023	1,548	45.34	to	41.95	70,180	1.33	1.40	to	1.80	24.15	to	23.66
12/31/2022	1,494	36.52	to	33.92	54,547	1.24	1.40	to	1.80	(19.54)	to	(19.86)
12/31/2021	1,420	45.39	to	42.33	64,453	1.08	1.40	to	1.80	26.49	to	25.99
ProFund Access VP High Yield
12/31/2025	79,555	20.77	to	10.79	1,558,139	2.43	1.25	to	2.50	4.93	to	3.65
12/31/2024	85,147	19.79	to	10.41	1,630,149	5.22	1.25	to	2.50	4.99	to	3.71
12/31/2023	93,375	18.85	to	10.04	1,713,633	5.13	1.25	to	2.50	9.07	to	7.74
12/31/2022	114,333	17.28	to	9.32	1,929,570	3.59	1.25	to	2.50	(9.10)	to	(10.21)
12/31/2021	101,828	19.01	to	10.38	1,883,803	2.50	1.25	to	2.50	(0.97)	to	(2.17)
ProFund VP Asia 30
12/31/2025	40,799	11.58	to	11.86	464,821	4.63	1.25	to	2.50	22.59	to	21.10
12/31/2024	39,856	9.44	to	9.80	370,425	1.01	1.25	to	2.50	10.17	to	8.82
12/31/2023	51,092	8.57	to	9.00	432,224	0.11	1.25	to	2.50	3.03	to	1.78
12/31/2022	65,221	8.32	to	8.84	532,055	0.54	1.25	to	2.50	(25.36)	to	(26.27)
12/31/2021	66,199	11.14	to	12.00	726,995	-	1.25	to	2.50	(19.53)	to	(20.51)
ProFund VP Bull
12/31/2025	186,643	43.63	to	33.92	7,770,781	0.39	1.25	to	2.65	14.14	to	12.58
12/31/2024	199,937	38.22	to	30.13	7,306,275	0.76	1.25	to	2.65	20.98	to	19.32
12/31/2023	238,243	31.59	to	25.25	7,237,438	-	1.25	to	2.65	22.22	to	20.56
12/31/2022	251,079	25.85	to	20.95	6,224,391	-	1.25	to	2.65	(20.73)	to	(21.81)
12/31/2021	283,048	32.61	to	26.79	8,841,342	-	1.25	to	2.65	24.77	to	23.07
ProFund VP Communication Services
12/31/2025	35,269	19.92	to	16.12	677,754	-	1.25	to	2.50	19.42	to	17.97
12/31/2024	36,861	16.68	to	13.67	595,463	-	1.25	to	2.50	31.00	to	29.39
12/31/2023	66,518	12.73	to	10.56	821,968	0.82	1.25	to	2.50	30.19	to	28.61
12/31/2022	44,403	9.78	to	8.21	419,616	1.89	1.25	to	2.50	(22.19)	to	(23.14)
12/31/2021	47,884	12.57	to	10.68	588,782	1.14	1.25	to	2.50	16.95	to	15.53

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

ProFund VP Consumer Discretionary
12/31/2025	36,108	$43.96	to	$19.45	$ 1,500,490	-%	1.25%	to	2.50%	4.21%	to	2.94%
12/31/2024	75,050	42.18	to	18.89	3,044,186	-	1.25	to	2.50	22.89	to	21.39
12/31/2023	79,715	34.33	to	15.56	2,631,666	-	1.25	to	2.50	30.43	to	28.85
12/31/2022	85,939	26.32	to	12.08	2,175,739	-	1.25	to	2.50	(32.38)	to	(33.20)
12/31/2021	111,031	38.92	to	18.08	4,168,648	-	1.25	to	2.50	8.87	to	7.54
ProFund VP Emerging Markets
12/31/2025	818,038	11.98	to	10.70	9,538,147	1.25	1.25	to	2.65	34.45	to	32.62
12/31/2024	874,762	8.91	to	8.07	7,595,127	1.56	1.25	to	2.65	6.51	to	5.05
12/31/2023	894,836	8.36	to	7.68	7,304,215	2.07	1.25	to	2.65	13.89	to	12.34
12/31/2022	930,384	7.34	to	6.84	6,679,947	0.64	1.25	to	2.65	(17.23)	to	(18.35)
12/31/2021	917,902	8.87	to	8.37	7,968,747	-	1.25	to	2.65	(19.03)	to	(20.13)
ProFund VP Energy
12/31/2025	143,068	11.81	to	10.44	1,628,264	2.14	1.25	to	2.50	4.55	to	3.28
12/31/2024	189,522	11.30	to	10.10	2,079,674	1.98	1.25	to	2.50	2.48	to	1.23
12/31/2023	277,909	11.02	to	9.98	2,983,306	2.27	1.25	to	2.50	(3.70)	to	(4.87)
12/31/2022	384,863	11.45	to	10.49	4,296,952	0.89	1.25	to	2.50	57.47	to	55.55
12/31/2021	373,058	7.27	to	6.75	2,655,752	1.83	1.25	to	2.50	50.06	to	48.23
ProFund VP Europe 30
12/31/2025	43,830	14.24	to	18.53	628,034	2.42	1.25	to	2.65	27.99	to	26.25
12/31/2024	45,956	11.12	to	14.68	520,850	2.21	1.25	to	2.65	3.05	to	1.64
12/31/2023	45,708	10.79	to	14.44	492,687	1.98	1.25	to	2.65	16.02	to	14.44
12/31/2022	50,606	9.30	to	12.62	482,242	1.21	1.25	to	2.65	(8.90)	to	(10.14)
12/31/2021	72,059	10.21	to	14.04	755,432	0.91	1.25	to	2.65	22.99	to	21.32
ProFund VP Falling U.S. Dollar
12/31/2025	4,047	5.36	to	7.50	21,908	1.39	1.25	to	2.50	9.44	to	8.11
12/31/2024	4,830	4.90	to	6.94	24,050	6.15	1.25	to	2.50	(6.30)	to	(7.45)
12/31/2023	4,149	5.23	to	7.50	21,127	-	1.25	to	2.50	1.97	to	0.73
12/31/2022	4,212	5.13	to	7.45	21,067	-	1.25	to	2.50	(9.89)	to	(10.98)
12/31/2021	7,430	5.69	to	8.36	41,354	-	1.25	to	2.50	(9.17)	to	(10.28)
ProFund VP Financials
12/31/2025	114,853	19.62	to	19.53	2,314,543	0.01	1.25	to	2.50	11.51	to	10.15
12/31/2024	125,162	17.59	to	17.73	2,261,497	0.28	1.25	to	2.50	26.85	to	25.30
12/31/2023	141,527	13.87	to	14.15	1,996,965	0.45	1.25	to	2.50	12.48	to	11.12
12/31/2022	175,576	12.33	to	12.73	2,160,194	0.09	1.25	to	2.50	(16.19)	to	(17.21)
12/31/2021	223,984	14.71	to	15.38	3,298,703	0.34	1.25	to	2.50	28.50	to	26.93
ProFund VP Government Money Market
12/31/2025	818,343	9.65	to	8.01	7,478,055	3.23	1.25	to	2.65	2.00	to	0.61
12/31/2024	913,406	9.46	to	7.96	8,246,167	4.21	1.25	to	2.65	3.01	to	1.59
12/31/2023	911,193	9.18	to	7.84	7,954,722	4.07	1.25	to	2.65	2.87	to	1.47
12/31/2022	918,365	8.93	to	7.73	7,852,944	1.18	1.25	to	2.65	(0.20)	to	(1.56)
12/31/2021	538,840	8.94	to	7.85	4,602,129	0.01	1.25	to	2.65	(1.22)	to	(2.57)
ProFund VP International
12/31/2025	630,319	10.96	to	13.86	6,750,248	2.89	1.25	to	2.65	26.39	to	24.67
12/31/2024	666,466	8.67	to	11.11	5,662,292	3.52	1.25	to	2.65	(0.38)	to	(1.74)
12/31/2023	704,237	8.70	to	11.31	6,012,374	-	1.25	to	2.65	14.13	to	12.58
12/31/2022	770,413	7.62	to	10.05	5,783,291	-	1.25	to	2.65	(17.48)	to	(18.60)
12/31/2021	813,631	9.24	to	12.34	7,428,870	-	1.25	to	2.65	7.48	to	6.01
ProFund VP Japan
12/31/2025	24,601	21.23	to	23.22	496,441	4.65	1.25	to	2.50	29.08	to	27.51
12/31/2024	26,118	16.45	to	18.21	410,685	2.88	1.25	to	2.50	20.70	to	19.22
12/31/2023	25,918	13.63	to	15.28	338,251	-	1.25	to	2.50	32.86	to	31.24
12/31/2022	35,349	10.26	to	11.64	350,609	-	1.25	to	2.50	(11.03)	to	(12.12)
12/31/2021	52,899	11.53	to	13.25	601,080	-	1.25	to	2.50	2.61	to	1.36

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

ProFund VP Materials
12/31/2025	82,485	$19.27	to	$14.60	$ 1,520,747	0.22%	1.25%	to	2.50%	6.72%	to	5.42%
12/31/2024	97,194	18.05	to	13.85	1,682,148	0.42	1.25	to	2.50	(2.77)	to	(3.96)
12/31/2023	106,183	18.57	to	14.42	1,897,008	0.46	1.25	to	2.50	10.99	to	9.64
12/31/2022	159,805	16.73	to	13.16	2,589,298	0.18	1.25	to	2.50	(10.26)	to	(11.35)
12/31/2021	148,955	18.64	to	14.84	2,698,572	0.24	1.25	to	2.50	24.08	to	22.57
ProFund VP Mid-Cap
12/31/2025	160,047	26.01	to	14.61	4,017,037	4.01	1.25	to	2.50	3.49	to	2.22
12/31/2024	173,817	25.13	to	14.29	4,221,240	2.76	1.25	to	2.50	9.76	to	8.41
12/31/2023	183,524	22.90	to	13.19	4,064,850	-	1.25	to	2.50	12.43	to	11.06
12/31/2022	202,085	20.37	to	11.87	3,983,851	-	1.25	to	2.50	(15.97)	to	(16.99)
12/31/2021	257,344	24.24	to	14.30	6,031,406	-	1.25	to	2.50	20.70	to	19.23
ProFund VP NASDAQ-100
12/31/2025	162,538	107.41	to	64.20	16,467,402	0.40	1.25	to	2.65	17.16	to	15.56
12/31/2024	170,000	91.68	to	55.56	14,767,343	0.41	1.25	to	2.65	21.90	to	20.23
12/31/2023	191,227	75.21	to	46.21	13,674,360	-	1.25	to	2.65	50.30	to	48.26
12/31/2022	178,951	50.04	to	31.17	8,447,332	-	1.25	to	2.65	(34.73)	to	(35.62)
12/31/2021	202,627	76.66	to	48.41	14,532,022	-	1.25	to	2.65	23.26	to	21.58
ProFund VP Pharmaceuticals
12/31/2025	61,498	27.19	to	14.35	1,586,585	0.22	1.25	to	2.50	27.75	to	26.19
12/31/2024	70,169	21.28	to	11.37	1,423,148	-	1.25	to	2.50	2.12	to	0.87
12/31/2023	79,152	20.84	to	11.27	1,577,196	0.51	1.25	to	2.50	(6.66)	to	(7.79)
12/31/2022	104,282	22.32	to	12.23	2,228,661	0.08	1.25	to	2.50	(7.29)	to	(8.42)
12/31/2021	119,589	24.08	to	13.35	2,762,143	0.29	1.25	to	2.50	9.83	to	8.49
ProFund VP Precious Metals
12/31/2025	386,087	14.50	to	12.22	5,400,241	2.00	1.25	to	2.50	147.24	to	144.23
12/31/2024	389,477	5.86	to	5.00	2,210,050	3.30	1.25	to	2.50	5.26	to	3.96
12/31/2023	377,317	5.57	to	4.81	2,038,757	-	1.25	to	2.50	0.23	to	(0.99)
12/31/2022	331,943	5.56	to	4.86	1,788,800	-	1.25	to	2.50	(12.12)	to	(13.19)
12/31/2021	319,503	6.33	to	5.60	1,961,534	-	1.25	to	2.50	(10.06)	to	(11.16)
ProFund VP Short Emerging Markets
12/31/2025	25,154	1.01	to	1.56	27,569	3.80	1.25	to	2.50	(27.06)	to	(27.95)
12/31/2024	79,129	1.39	to	2.16	114,664	5.87	1.25	to	2.50	(5.83)	to	(6.99)
12/31/2023	78,316	1.48	to	2.32	116,940	0.25	1.25	to	2.50	(12.86)	to	(13.92)
12/31/2022	23,117	1.69	to	2.70	40,918	-	1.25	to	2.50	5.38	to	4.10
12/31/2021	52,354	1.61	to	2.59	86,505	-	1.25	to	2.50	8.60	to	7.27
ProFund VP Short International
12/31/2025	17,220	1.74	to	2.50	34,298	0.93	1.25	to	2.50	(21.79)	to	(22.75)
12/31/2024	17,802	2.22	to	3.23	46,528	3.88	1.25	to	2.50	2.21	to	0.96
12/31/2023	13,453	2.18	to	3.20	28,773	4.70	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2022	5,648	2.46	to	3.66	13,863	-	1.25	to	2.50	11.07	to	9.72
12/31/2021	5,898	2.21	to	3.33	13,018	-	1.25	to	2.50	(14.47)	to	(15.51)
ProFund VP Short NASDAQ-100
12/31/2025	727,733	0.25	to	0.26	180,322	3.39	1.25	to	2.50	(16.84)	to	(17.86)
12/31/2024	770,223	0.30	to	0.32	227,390	7.16	1.25	to	2.50	(17.25)	to	(18.26)
12/31/2023	914,650	0.37	to	0.39	327,031	-	1.25	to	2.50	(33.24)	to	(34.05)
12/31/2022	831,584	0.55	to	0.59	453,463	-	1.25	to	2.50	33.40	to	31.78
12/31/2021	355,551	0.41	to	0.45	149,929	-	1.25	to	2.50	(26.05)	to	(26.96)
ProFund VP Short Small-Cap
12/31/2025	72,255	0.56	to	0.70	38,858	3.49	1.25	to	2.50	(11.20)	to	(12.28)
12/31/2024	57,789	0.64	to	0.79	35,700	8.25	1.25	to	2.50	(7.67)	to	(8.80)
12/31/2023	386,743	0.69	to	0.87	263,708	0.35	1.25	to	2.50	(11.97)	to	(13.04)
12/31/2022	228,639	0.78	to	1.00	177,482	-	1.25	to	2.50	16.36	to	14.94
12/31/2021	63,928	0.67	to	0.87	41,783	-	1.25	to	2.50	(20.05)	to	(21.03)

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

ProFund VP Small-Cap
12/31/2025	104,512	$26.23	to	$13.62	$ 2,640,350	1.06%	1.25%	to	2.50%	9.50%	to	8.16%
12/31/2024	104,194	23.95	to	12.60	2,402,991	1.32	1.25	to	2.50	8.10	to	6.77
12/31/2023	107,957	22.16	to	11.80	2,307,649	-	1.25	to	2.50	13.49	to	12.11
12/31/2022	115,411	19.52	to	10.52	2,174,853	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	123,620	25.29	to	13.80	3,011,504	-	1.25	to	2.50	11.49	to	10.13
ProFund VP Small-Cap Value
12/31/2025	80,143	23.59	to	12.79	1,786,828	0.36	1.25	to	2.50	3.70	to	2.44
12/31/2024	91,022	22.75	to	12.49	1,965,241	0.36	1.25	to	2.50	4.56	to	3.28
12/31/2023	97,847	21.75	to	12.09	2,034,199	0.02	1.25	to	2.50	11.55	to	10.19
12/31/2022	99,621	19.50	to	10.97	1,887,654	-	1.25	to	2.50	(13.49)	to	(14.55)
12/31/2021	108,184	22.55	to	12.84	2,377,644	0.09	1.25	to	2.50	26.97	to	25.42
ProFund VP U.S. Government Plus
12/31/2025	17,660	10.21	to	4.96	157,219	2.98	1.25	to	2.50	(0.07)	to	(1.29)
12/31/2024	20,004	10.22	to	5.03	177,732	3.36	1.25	to	2.50	(13.91)	to	(14.97)
12/31/2023	22,765	11.87	to	5.91	241,489	4.06	1.25	to	2.50	(1.19)	to	(2.39)
12/31/2022	31,827	12.02	to	6.06	348,239	-	1.25	to	2.50	(42.42)	to	(43.12)
12/31/2021	45,579	20.87	to	10.65	861,216	-	1.25	to	2.50	(8.23)	to	(9.35)
ProFund VP UltraSmall-Cap
12/31/2025	99,570	20.89	to	12.73	2,073,544	1.07	1.25	to	2.50	11.54	to	10.18
12/31/2024	102,120	18.73	to	11.55	1,868,583	0.77	1.25	to	2.50	9.32	to	7.98
12/31/2023	131,244	17.13	to	10.70	2,205,248	-	1.25	to	2.50	20.92	to	19.45
12/31/2022	121,651	14.17	to	8.96	1,692,708	-	1.25	to	2.50	(44.38)	to	(45.06)
12/31/2021	113,026	25.47	to	16.30	2,839,091	-	1.25	to	2.50	21.78	to	20.30
ProFund VP Utilities
12/31/2025	88,564	25.09	to	16.19	2,142,859	1.39	1.25	to	2.50	12.57	to	11.20
12/31/2024	99,519	22.29	to	14.56	2,147,121	1.60	1.25	to	2.50	19.77	to	18.30
12/31/2023	126,168	18.61	to	12.30	2,281,080	1.40	1.25	to	2.50	(9.72)	to	(10.82)
12/31/2022	156,957	20.61	to	13.80	3,147,083	1.08	1.25	to	2.50	(1.48)	to	(2.68)
12/31/2021	127,980	20.92	to	14.18	2,612,157	1.61	1.25	to	2.50	13.98	to	12.59
TA Aegon Bond Initial Class
12/31/2025	861,249	17.57	to	9.84	13,938,974	6.49	1.25	to	2.65	5.80	to	4.36
12/31/2024	927,707	16.60	to	9.42	14,196,939	4.14	1.25	to	2.65	0.87	to	(0.51)
12/31/2023	1,058,939	16.46	to	9.47	16,086,999	0.92	1.25	to	2.65	5.14	to	3.71
12/31/2022	1,155,553	15.66	to	9.13	16,755,415	2.55	1.25	to	2.65	(15.89)	to	(17.03)
12/31/2021	1,438,744	18.61	to	11.01	24,879,766	1.52	1.25	to	2.65	(2.10)	to	(3.43)
TA Aegon Bond Service Class
12/31/2025	6,325	15.42	to	13.64	93,693	6.31	1.25	to	1.80	5.46	to	4.89
12/31/2024	6,356	14.63	to	13.00	89,445	3.99	1.25	to	1.80	0.61	to	0.07
12/31/2023	6,471	14.54	to	12.99	90,695	0.63	1.25	to	1.80	4.88	to	4.31
12/31/2022	6,576	13.86	to	12.46	88,029	2.54	1.25	to	1.80	(16.13)	to	(16.58)
12/31/2021	8,534	16.53	to	14.93	135,316	1.18	1.25	to	1.80	(2.29)	to	(2.82)
TA Aegon Core Bond Initial Class
12/31/2025	769,783	43.19	to	9.82	21,084,128	2.62	1.25	to	2.65	5.67	to	4.23
12/31/2024	833,409	40.87	to	9.42	21,635,762	5.50	1.25	to	2.65	0.12	to	(1.25)
12/31/2023	870,781	40.82	to	9.54	23,151,377	2.70	1.25	to	2.65	4.73	to	3.31
12/31/2022	926,802	38.98	to	9.24	23,640,917	2.89	1.25	to	2.65	(13.84)	to	(15.01)
12/31/2021	1,017,397	45.24	to	10.87	30,351,342	2.79	1.25	to	2.65	(2.25)	to	(3.59)
TA Aegon Core Bond Service Class
12/31/2025	15,756	15.63	to	13.82	231,410	2.15	1.25	to	1.80	5.41	to	4.84
12/31/2024	16,307	14.83	to	13.18	227,804	4.52	1.25	to	1.80	(0.08)	to	(0.62)
12/31/2023	20,133	14.84	to	13.26	283,336	2.28	1.25	to	1.80	4.48	to	3.92
12/31/2022	20,450	14.20	to	12.76	276,321	2.38	1.25	to	1.80	(14.07)	to	(14.53)
12/31/2021	22,137	16.53	to	14.93	349,671	2.37	1.25	to	1.80	(2.49)	to	(3.01)

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Aegon High Yield Bond Initial Class
12/31/2025	150,093	$30.00	to	$15.40	$ 4,022,410	6.95%	1.25%	to	2.50%	7.12%	to	5.82%
12/31/2024	159,595	28.01	to	14.56	4,142,800	5.01	1.25	to	2.50	6.10	to	4.80
12/31/2023	180,737	26.40	to	13.89	4,429,466	4.52	1.25	to	2.50	9.74	to	8.40
12/31/2022	190,345	24.05	to	12.81	4,303,167	5.85	1.25	to	2.50	(12.22)	to	(13.29)
12/31/2021	213,943	27.40	to	14.78	5,499,349	5.20	1.25	to	2.50	5.03	to	3.75
TA Aegon High Yield Bond Service Class
12/31/2025	1,714	28.41	to	25.12	47,659	6.58	1.25	to	1.80	6.93	to	6.35
12/31/2024	1,725	26.57	to	23.62	44,894	4.39	1.25	to	1.80	5.82	to	5.24
12/31/2023	2,358	25.11	to	22.44	57,375	4.22	1.25	to	1.80	9.51	to	8.91
12/31/2022	2,369	22.93	to	20.60	52,708	5.46	1.25	to	1.80	(12.55)	to	(13.02)
12/31/2021	2,432	26.22	to	23.69	61,991	6.03	1.25	to	1.80	4.94	to	4.37
TA Aegon Sustainable Equity Income Initial Class
12/31/2025	892,850	58.15	to	20.13	45,622,489	1.70	1.25	to	2.65	9.88	to	8.39
12/31/2024	1,007,313	52.92	to	18.57	46,944,321	2.07	1.25	to	2.65	15.48	to	13.89
12/31/2023	1,098,011	45.82	to	16.30	44,528,294	2.21	1.25	to	2.65	4.97	to	3.54
12/31/2022	1,181,665	43.65	to	15.74	45,744,202	2.16	1.25	to	2.65	(12.72)	to	(13.91)
12/31/2021	1,295,517	50.01	to	18.29	57,812,032	2.14	1.25	to	2.65	20.91	to	19.26
TA Aegon Sustainable Equity Income Service Class
12/31/2025	6,765	41.96	to	37.10	280,955	1.45	1.25	to	1.80	9.62	to	9.03
12/31/2024	6,911	38.28	to	34.03	261,762	1.79	1.25	to	1.80	15.15	to	14.53
12/31/2023	12,398	33.24	to	29.71	408,884	1.92	1.25	to	1.80	4.70	to	4.14
12/31/2022	12,602	31.75	to	28.53	396,509	1.53	1.25	to	1.80	(12.93)	to	(13.40)
12/31/2021	21,135	36.47	to	32.95	761,609	1.87	1.25	to	1.80	20.61	to	19.96
TA Aegon U.S. Government Securities Initial Class
12/31/2025	341,129	14.29	to	8.55	4,417,800	3.89	1.25	to	2.50	4.54	to	3.27
12/31/2024	360,594	13.66	to	8.28	4,467,520	3.73	1.25	to	2.50	(0.92)	to	(2.13)
12/31/2023	372,626	13.79	to	8.46	4,710,465	1.75	1.25	to	2.50	2.72	to	1.47
12/31/2022	402,946	13.43	to	8.33	5,018,838	1.06	1.25	to	2.50	(14.10)	to	(15.14)
12/31/2021	438,899	15.63	to	9.82	6,416,303	2.17	1.25	to	2.50	(3.60)	to	(4.77)
TA Aegon U.S. Government Securities Service Class
12/31/2025	4,423	12.72	to	11.25	56,121	3.44	1.25	to	1.80	4.26	to	3.70
12/31/2024	4,429	12.20	to	10.85	53,897	3.08	1.25	to	1.80	(1.08)	to	(1.62)
12/31/2023	7,170	12.33	to	11.02	87,986	1.46	1.25	to	1.80	2.41	to	1.86
12/31/2022	7,177	12.04	to	10.82	86,025	0.81	1.25	to	1.80	(14.36)	to	(14.83)
12/31/2021	7,185	14.06	to	12.71	100,580	1.64	1.25	to	1.80	(3.74)	to	(4.26)
TA BlackRock Government Money Market Initial Class
12/31/2025	2,086,178	17.23	to	12.01	27,294,533	4.00	1.25	to	2.65	2.78	to	1.38
12/31/2024	2,367,068	16.77	to	11.84	30,348,625	4.91	1.25	to	2.65	3.74	to	2.31
12/31/2023	2,270,174	16.16	to	11.58	28,739,514	4.75	1.25	to	2.65	3.57	to	2.16
12/31/2022	2,679,404	15.61	to	11.33	33,587,669	1.42	1.25	to	2.65	0.16	to	(1.21)
12/31/2021	2,362,979	15.58	to	11.47	29,646,855	-	1.25	to	2.65	(1.23)	to	(2.58)
TA BlackRock Government Money Market Service Class
12/31/2025	8,114	10.39	to	9.19	82,965	3.76	1.25	to	1.80	2.53	to	1.97
12/31/2024	9,963	10.13	to	9.01	99,131	4.73	1.25	to	1.80	3.48	to	2.92
12/31/2023	19,016	9.79	to	8.75	182,873	4.53	1.25	to	1.80	3.38	to	2.82
12/31/2022	44,916	9.47	to	8.51	410,598	1.37	1.25	to	1.80	0.16	to	(0.38)
12/31/2021	69,182	9.46	to	8.55	633,921	0.01	1.25	to	1.80	(1.23)	to	(1.76)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2025	19,283	14.71	to	11.71	276,876	2.62	1.25	to	2.50	7.31	to	6.00
12/31/2024	21,943	13.70	to	11.05	293,328	2.19	1.25	to	2.50	5.15	to	3.86
12/31/2023	25,171	13.03	to	10.64	321,105	1.43	1.25	to	2.50	8.60	to	7.28
12/31/2022	42,267	12.00	to	9.92	494,771	1.18	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	61,100	14.34	to	12.00	856,839	1.01	1.25	to	2.50	4.44	to	3.16

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2025	56,115	$16.78	to	$12.61	$ 914,078	1.74%	1.25%	to	2.50%	9.27%	to	7.94%
12/31/2024	65,759	15.35	to	11.68	982,414	1.57	1.25	to	2.50	11.11	to	9.75
12/31/2023	71,139	13.82	to	10.64	959,273	1.37	1.25	to	2.50	16.17	to	14.76
12/31/2022	80,910	11.89	to	9.28	940,836	1.27	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	90,289	14.74	to	11.64	1,299,121	0.55	1.25	to	2.50	6.29	to	5.00
TA BlackRock iShares Edge 40 Initial Class
12/31/2025	66,963	23.71	to	12.63	1,466,416	3.07	1.25	to	2.50	10.26	to	8.92
12/31/2024	71,700	21.50	to	11.59	1,431,873	2.64	1.25	to	2.50	5.38	to	4.09
12/31/2023	77,937	20.40	to	11.14	1,479,684	2.33	1.25	to	2.50	8.10	to	6.79
12/31/2022	82,261	18.87	to	10.43	1,444,563	1.90	1.25	to	2.50	(15.30)	to	(16.33)
12/31/2021	91,800	22.28	to	12.47	1,898,905	1.80	1.25	to	2.50	4.78	to	3.50
TA BlackRock iShares Edge 40 Service Class
12/31/2025	857	23.09	to	20.42	19,589	2.85	1.25	to	1.80	10.05	to	9.45
12/31/2024	857	20.99	to	18.65	17,819	2.51	1.25	to	1.80	5.15	to	4.58
12/31/2023	933	19.96	to	17.84	18,441	2.03	1.25	to	1.80	7.72	to	7.14
12/31/2022	956	18.53	to	16.65	17,551	1.54	1.25	to	1.80	(15.49)	to	(15.95)
12/31/2021	1,086	21.92	to	19.81	23,545	1.49	1.25	to	1.80	4.47	to	3.91
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2025	1,059,103	1.54	to	1.31	1,745,123	3.39	1.25	to	2.50	11.61	to	10.25
12/31/2024	1,032,591	1.38	to	1.19	1,396,704	2.94	1.25	to	2.50	7.34	to	6.02
12/31/2023	666,754	1.29	to	1.12	840,988	1.03	1.25	to	2.50	9.29	to	7.96
12/31/2022	657,954	1.18	to	1.04	765,354	0.55	1.25	to	2.50	(20.65)	to	(21.61)
12/31/2021	726,003	1.48	to	1.33	1,065,200	-	1.25	to	2.50	5.08	to	3.80
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2025	635,813	1.37	to	11.75	954,341	3.33	1.25	to	2.50	9.29	to	7.96
12/31/2024	781,773	1.25	to	10.88	1,066,382	3.60	1.25	to	2.50	4.90	to	3.61
12/31/2023	887,258	1.19	to	10.50	1,151,631	1.23	1.25	to	2.50	5.92	to	4.63
12/31/2022	1,165,147	1.13	to	10.04	1,341,841	1.05	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	1,216,239	1.38	to	12.44	1,737,799	1.11	1.25	to	2.50	2.92	to	1.67
TA BlackRock iShares Tactical - Growth Service Class
12/31/2025	490,698	1.72	to	14.74	997,013	3.01	1.25	to	2.50	14.15	to	12.76
12/31/2024	543,405	1.51	to	13.07	951,801	3.57	1.25	to	2.50	10.27	to	8.92
12/31/2023	563,557	1.37	to	12.00	908,623	0.90	1.25	to	2.50	12.54	to	11.17
12/31/2022	646,368	1.22	to	10.80	919,978	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	697,547	1.50	to	13.50	1,042,010	-	1.25	to	2.50	7.86	to	6.55
TA BlackRock Real Estate Securities Initial Class
12/31/2025	300,228	41.41	to	12.76	11,403,512	1.77	1.25	to	2.65	8.16	to	6.69
12/31/2024	342,241	38.29	to	11.96	12,044,770	2.16	1.25	to	2.65	-	to	(1.37)
12/31/2023	376,364	38.29	to	12.13	13,340,655	5.88	1.25	to	2.65	11.93	to	10.41
12/31/2022	435,449	34.21	to	10.98	13,781,102	3.39	1.25	to	2.65	(29.08)	to	(30.04)
12/31/2021	469,435	48.23	to	15.70	21,488,176	2.49	1.25	to	2.65	24.67	to	22.97
TA BlackRock Real Estate Securities Service Class
12/31/2025	10,503	32.51	to	28.74	330,785	1.36	1.25	to	1.80	7.97	to	7.39
12/31/2024	11,467	30.11	to	26.77	334,920	1.77	1.25	to	1.80	(0.23)	to	(0.77)
12/31/2023	12,144	30.18	to	26.97	356,072	5.31	1.25	to	1.80	11.75	to	11.15
12/31/2022	12,310	27.01	to	24.27	323,249	2.95	1.25	to	1.80	(29.27)	to	(29.65)
12/31/2021	12,791	38.18	to	34.50	475,354	2.12	1.25	to	1.80	24.30	to	23.63
TA BlackRock Tactical Allocation Service Class
12/31/2025	248,977	17.45	to	14.70	4,147,771	2.04	1.25	to	2.50	10.34	to	9.00
12/31/2024	259,490	15.81	to	13.49	3,960,027	1.57	1.25	to	2.50	11.09	to	9.73
12/31/2023	256,064	14.23	to	12.29	3,565,208	2.48	1.25	to	2.50	13.47	to	12.09
12/31/2022	280,399	12.54	to	10.97	3,447,225	3.50	1.25	to	2.50	(17.24)	to	(18.25)
12/31/2021	320,542	15.16	to	13.42	4,764,439	2.50	1.25	to	2.50	6.30	to	5.01

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2025	141,438	$18.69	to	$13.33	$ 2,477,351	2.37%	1.25%	to	2.50%	9.40%	to	8.07%
12/31/2024	213,772	17.08	to	12.33	3,501,128	2.14	1.25	to	2.50	7.72	to	6.40
12/31/2023	242,232	15.86	to	11.59	3,694,221	1.53	1.25	to	2.50	11.81	to	10.45
12/31/2022	258,344	14.18	to	10.49	3,563,063	1.48	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	262,014	16.75	to	12.55	4,265,943	1.20	1.25	to	2.50	8.00	to	6.69
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2025	169,385	22.37	to	15.83	3,651,608	1.96	1.25	to	2.50	10.89	to	9.54
12/31/2024	183,557	20.17	to	14.45	3,576,821	1.85	1.25	to	2.50	11.82	to	10.45
12/31/2023	214,468	18.04	to	13.08	3,749,224	1.43	1.25	to	2.50	16.23	to	14.82
12/31/2022	227,520	15.52	to	11.39	3,431,151	1.39	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	243,484	18.39	to	13.66	4,345,213	0.91	1.25	to	2.50	12.64	to	11.26
TA International Focus Initial Class
12/31/2025	1,056,707	23.36	to	13.56	22,281,362	1.71	1.25	to	2.65	5.16	to	3.73
12/31/2024	1,148,167	22.22	to	13.07	22,978,752	2.32	1.25	to	2.65	(2.28)	to	(3.62)
12/31/2023	1,231,923	22.74	to	13.57	25,267,597	1.99	1.25	to	2.65	11.15	to	9.64
12/31/2022	1,316,013	20.46	to	12.37	24,252,930	3.01	1.25	to	2.65	(21.03)	to	(22.11)
12/31/2021	1,420,274	25.90	to	15.89	33,162,806	1.23	1.25	to	2.65	9.45	to	7.96
TA International Focus Service Class
12/31/2025	5,429	31.28	to	27.65	167,662	1.50	1.25	to	1.80	4.92	to	4.36
12/31/2024	5,425	29.81	to	26.50	159,736	2.07	1.25	to	1.80	(2.55)	to	(3.08)
12/31/2023	5,787	30.59	to	27.34	174,726	1.77	1.25	to	1.80	10.89	to	10.29
12/31/2022	5,945	27.59	to	24.79	161,999	2.73	1.25	to	1.80	(21.28)	to	(21.70)
12/31/2021	6,690	35.04	to	31.66	232,076	1.05	1.25	to	1.80	9.26	to	8.67
TA Janus Balanced Service Class
12/31/2025	4,789,502	2.62	to	2.26	12,354,917	1.86	1.25	to	2.50	12.06	to	10.70
12/31/2024	4,814,027	2.33	to	2.04	11,109,015	1.82	1.25	to	2.50	13.43	to	12.04
12/31/2023	4,202,376	2.06	to	1.82	8,577,999	1.16	1.25	to	2.50	13.60	to	12.22
12/31/2022	3,840,781	1.81	to	1.62	6,940,326	0.85	1.25	to	2.50	(17.79)	to	(18.79)
12/31/2021	4,207,838	2.20	to	2.00	9,263,285	1.16	1.25	to	2.50	14.02	to	12.63
TA Janus Mid-Cap Growth Initial Class
12/31/2025	752,277	160.63	to	26.83	96,670,544	0.01	1.25	to	2.65	6.78	to	5.32
12/31/2024	844,064	150.44	to	25.48	101,738,983	0.13	1.25	to	2.65	12.97	to	11.42
12/31/2023	957,102	133.17	to	22.87	100,858,962	-	1.25	to	2.65	15.60	to	14.03
12/31/2022	1,040,837	115.20	to	20.05	94,218,556	-	1.25	to	2.65	(17.74)	to	(18.86)
12/31/2021	1,155,905	140.04	to	24.72	126,292,389	0.27	1.25	to	2.65	15.85	to	14.27
TA Janus Mid-Cap Growth Service Class
12/31/2025	7,320	59.52	to	52.62	421,432	-	1.25	to	1.80	6.52	to	5.94
12/31/2024	10,377	55.88	to	49.67	565,403	-	1.25	to	1.80	12.65	to	12.04
12/31/2023	13,250	49.60	to	44.33	640,964	-	1.25	to	1.80	15.36	to	14.74
12/31/2022	13,361	43.00	to	38.64	560,934	-	1.25	to	1.80	(17.96)	to	(18.40)
12/31/2021	14,939	52.41	to	47.35	766,113	0.10	1.25	to	1.80	15.55	to	14.92
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2025	1,089,450	23.47	to	13.39	22,635,246	3.98	1.25	to	2.50	9.26	to	7.93
12/31/2024	1,261,128	21.48	to	12.41	24,084,074	2.01	1.25	to	2.50	4.41	to	3.13
12/31/2023	1,337,218	20.57	to	12.03	24,943,642	2.26	1.25	to	2.50	5.73	to	4.45
12/31/2022	1,437,360	19.46	to	11.52	25,611,709	5.48	1.25	to	2.50	(16.40)	to	(17.42)
12/31/2021	1,728,080	23.27	to	13.95	37,000,477	2.39	1.25	to	2.50	4.59	to	3.32
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2025	21,606	23.57	to	20.84	501,552	3.77	1.25	to	1.80	8.99	to	8.40
12/31/2024	22,842	21.63	to	19.23	486,779	1.84	1.25	to	1.80	4.21	to	3.64
12/31/2023	28,212	20.75	to	18.55	570,606	1.95	1.25	to	1.80	5.51	to	4.95
12/31/2022	32,722	19.67	to	17.68	628,870	5.25	1.25	to	1.80	(16.65)	to	(17.10)
12/31/2021	35,929	23.60	to	21.32	826,217	2.12	1.25	to	1.80	4.32	to	3.76

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2025	2,098,482	$28.28	to	$15.01	$ 54,231,082	3.27%	1.25%	to	2.50%	10.51%	to	9.16%
12/31/2024	2,377,065	25.59	to	13.75	55,871,707	1.58	1.25	to	2.50	6.68	to	5.37
12/31/2023	2,643,936	23.99	to	13.05	58,850,534	2.07	1.25	to	2.50	7.76	to	6.45
12/31/2022	2,953,741	22.26	to	12.26	61,555,853	5.25	1.25	to	2.50	(17.11)	to	(18.12)
12/31/2021	3,272,556	26.85	to	14.97	82,542,081	1.92	1.25	to	2.50	7.83	to	6.52
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2025	41,439	29.37	to	25.96	1,212,060	3.13	1.25	to	1.80	10.16	to	9.57
12/31/2024	44,461	26.66	to	23.70	1,181,007	1.36	1.25	to	1.80	6.36	to	5.78
12/31/2023	56,537	25.07	to	22.40	1,396,042	1.86	1.25	to	1.80	7.52	to	6.94
12/31/2022	57,013	23.31	to	20.95	1,307,299	4.82	1.25	to	1.80	(17.28)	to	(17.73)
12/31/2021	70,434	28.18	to	25.46	1,954,307	1.70	1.25	to	1.80	7.59	to	7.01
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2025	3,010,095	33.89	to	16.25	92,752,972	2.69	1.25	to	2.50	11.74	to	10.37
12/31/2024	3,350,738	30.33	to	14.72	93,094,958	1.20	1.25	to	2.50	9.67	to	8.32
12/31/2023	3,709,976	27.65	to	13.59	94,483,553	1.98	1.25	to	2.50	10.83	to	9.49
12/31/2022	4,124,986	24.95	to	12.41	95,027,685	5.35	1.25	to	2.50	(18.37)	to	(19.37)
12/31/2021	4,673,601	30.57	to	15.39	132,061,508	2.16	1.25	to	2.50	12.54	to	11.17
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2025	79,497	36.58	to	32.34	2,842,839	2.46	1.25	to	1.80	11.45	to	10.85
12/31/2024	96,700	32.82	to	29.18	3,117,221	0.99	1.25	to	1.80	9.33	to	8.73
12/31/2023	101,493	30.02	to	26.83	2,971,215	1.72	1.25	to	1.80	10.55	to	9.96
12/31/2022	113,386	27.16	to	24.40	2,995,343	5.12	1.25	to	1.80	(18.55)	to	(18.98)
12/31/2021	126,282	33.34	to	30.12	4,129,584	1.97	1.25	to	1.80	12.30	to	11.69
TA JPMorgan Diversified Equity Allocation Initial Class
12/31/2025	1,695,105	44.97	to	37.74	72,053,278	1.47	1.25	to	2.65	17.98	to	16.37
12/31/2024	1,819,047	38.12	to	32.43	65,655,097	1.33	1.25	to	2.65	14.93	to	13.35
12/31/2023	2,058,299	33.16	to	28.61	64,866,386	1.72	1.25	to	2.65	18.86	to	17.24
12/31/2022	2,254,405	27.90	to	24.40	59,896,975	5.95	1.25	to	2.65	(23.52)	to	(24.56)
12/31/2021	2,424,950	36.48	to	32.35	84,348,292	1.68	1.25	to	2.65	18.16	to	16.55
TA JPMorgan Diversified Equity Allocation Service Class
12/31/2025	63,415	50.84	to	44.95	3,141,800	1.23	1.25	to	1.80	17.59	to	16.96
12/31/2024	67,175	43.23	to	38.43	2,834,628	1.14	1.25	to	1.80	14.66	to	14.03
12/31/2023	69,474	37.71	to	33.70	2,560,162	1.49	1.25	to	1.80	18.53	to	17.89
12/31/2022	72,162	31.81	to	28.59	2,245,310	5.76	1.25	to	1.80	(23.69)	to	(24.10)
12/31/2021	74,959	41.69	to	37.66	3,062,339	1.45	1.25	to	1.80	17.88	to	17.24
TA JPMorgan Enhanced Index Initial Class
12/31/2025	815,526	70.34	to	27.80	54,126,622	0.70	1.25	to	2.50	14.78	to	13.38
12/31/2024	867,438	61.28	to	24.52	50,292,939	0.66	1.25	to	2.50	22.69	to	21.19
12/31/2023	916,875	49.95	to	20.23	43,504,327	0.82	1.25	to	2.50	26.09	to	24.56
12/31/2022	912,969	39.61	to	16.24	34,387,107	0.68	1.25	to	2.50	(19.36)	to	(20.34)
12/31/2021	944,397	49.12	to	20.39	44,116,173	0.81	1.25	to	2.50	28.51	to	26.95
TA JPMorgan Enhanced Index Service Class
12/31/2025	1,397	78.53	to	69.43	109,201	0.49	1.25	to	1.80	14.47	to	13.85
12/31/2024	1,396	68.60	to	60.98	95,343	0.48	1.25	to	1.80	22.36	to	21.70
12/31/2023	1,518	56.07	to	50.11	84,645	0.59	1.25	to	1.80	25.82	to	25.14
12/31/2022	1,547	44.56	to	40.04	68,562	0.37	1.25	to	1.80	(19.55)	to	(19.98)
12/31/2021	2,055	55.39	to	50.04	113,347	0.61	1.25	to	1.80	28.19	to	27.49
TA JPMorgan International Moderate Growth Initial Class
12/31/2025	121,312	16.42	to	13.84	1,910,243	3.36	1.25	to	2.50	16.56	to	15.14
12/31/2024	133,847	14.08	to	12.02	1,816,396	2.46	1.25	to	2.50	0.77	to	(0.47)
12/31/2023	125,482	13.98	to	12.08	1,696,768	1.60	1.25	to	2.50	7.82	to	6.51
12/31/2022	144,158	12.96	to	11.34	1,809,935	4.91	1.25	to	2.50	(18.30)	to	(19.30)
12/31/2021	168,981	15.87	to	14.05	2,601,091	1.51	1.25	to	2.50	7.90	to	6.59

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA JPMorgan International Moderate Growth Service Class
12/31/2025	1,658	$15.63	to	$14.05	$ 25,516	3.12%	1.25%	to	1.80%	16.21%	to	15.59%
12/31/2024	1,717	13.45	to	12.15	22,754	2.13	1.25	to	1.80	0.63	to	0.08
12/31/2023	1,732	13.36	to	12.14	22,827	1.36	1.25	to	1.80	7.36	to	6.78
12/31/2022	1,670	12.45	to	11.37	20,510	4.92	1.25	to	1.80	(18.44)	to	(18.88)
12/31/2021	1,625	15.26	to	14.02	24,482	1.32	1.25	to	1.80	7.66	to	7.08
TA JPMorgan Tactical Allocation Initial Class
12/31/2025	472,198	47.46	to	12.28	18,159,778	3.33	1.25	to	2.65	7.75	to	6.28
12/31/2024	529,148	44.04	to	11.55	19,026,543	2.79	1.25	to	2.65	2.97	to	1.56
12/31/2023	565,736	42.77	to	11.37	20,254,161	1.93	1.25	to	2.65	7.56	to	6.10
12/31/2022	625,233	39.77	to	10.72	20,956,401	1.92	1.25	to	2.65	(15.86)	to	(17.00)
12/31/2021	703,257	47.26	to	12.92	28,298,506	1.83	1.25	to	2.65	3.61	to	2.20
TA JPMorgan Tactical Allocation Service Class
12/31/2025	10,270	19.43	to	17.17	197,032	2.94	1.25	to	1.80	7.49	to	6.91
12/31/2024	12,609	18.07	to	16.06	225,564	2.30	1.25	to	1.80	2.79	to	2.23
12/31/2023	15,349	17.58	to	15.71	267,399	1.54	1.25	to	1.80	7.23	to	6.65
12/31/2022	15,287	16.40	to	14.73	248,327	1.52	1.25	to	1.80	(16.07)	to	(16.53)
12/31/2021	19,088	19.54	to	17.65	368,685	1.49	1.25	to	1.80	3.34	to	2.78
TA Multi-Managed Balanced Initial Class
12/31/2025	2,040,926	49.34	to	23.45	96,344,073	2.11	1.25	to	2.65	11.67	to	10.14
12/31/2024	2,290,565	44.18	to	21.29	96,945,300	1.92	1.25	to	2.65	13.51	to	11.96
12/31/2023	2,560,392	38.92	to	19.02	95,694,927	1.58	1.25	to	2.65	17.27	to	15.67
12/31/2022	2,777,325	33.19	to	16.44	88,702,148	1.18	1.25	to	2.65	(17.31)	to	(18.44)
12/31/2021	3,028,888	40.14	to	20.16	117,450,085	1.14	1.25	to	2.65	15.59	to	14.02
TA Multi-Managed Balanced Service Class
12/31/2025	10,749	48.55	to	42.92	508,489	1.79	1.25	to	1.80	11.34	to	10.74
12/31/2024	13,882	43.60	to	38.76	583,638	1.76	1.25	to	1.80	13.22	to	12.60
12/31/2023	14,652	38.51	to	34.42	545,128	1.31	1.25	to	1.80	16.98	to	16.35
12/31/2022	16,340	32.92	to	29.58	522,081	0.91	1.25	to	1.80	(17.52)	to	(17.96)
12/31/2021	18,007	39.91	to	36.06	699,255	0.95	1.25	to	1.80	15.35	to	14.73
TA Small/Mid Cap Value Initial Class
12/31/2025	971,803	63.13	to	55.24	57,770,801	1.24	1.25	to	2.65	8.46	to	6.98
12/31/2024	1,104,446	58.21	to	51.64	60,642,776	0.93	1.25	to	2.65	7.51	to	6.03
12/31/2023	1,238,829	54.14	to	48.70	63,564,439	1.04	1.25	to	2.65	11.01	to	9.50
12/31/2022	1,355,356	48.77	to	44.47	63,014,737	0.59	1.25	to	2.65	(9.44)	to	(10.67)
12/31/2021	1,499,037	53.86	to	49.79	76,732,308	0.65	1.25	to	2.65	26.54	to	24.82
TA Small/Mid Cap Value Service Class
12/31/2025	20,348	62.16	to	55.26	1,239,226	1.04	1.25	to	1.80	8.16	to	7.58
12/31/2024	23,683	57.47	to	51.37	1,334,268	0.73	1.25	to	1.80	7.22	to	6.63
12/31/2023	26,589	53.60	to	48.17	1,397,764	0.82	1.25	to	1.80	10.77	to	10.17
12/31/2022	27,489	48.39	to	43.73	1,305,925	0.34	1.25	to	1.80	(9.66)	to	(10.14)
12/31/2021	30,695	53.56	to	48.66	1,611,365	0.49	1.25	to	1.80	26.24	to	25.56
TA T. Rowe Price Small Cap Initial Class
12/31/2025	472,884	69.02	to	57.67	28,693,885	-	1.25	to	2.65	8.91	to	7.42
12/31/2024	519,732	63.38	to	53.68	28,940,673	-	1.25	to	2.65	11.38	to	9.85
12/31/2023	563,206	56.90	to	48.87	28,277,475	-	1.25	to	2.65	19.71	to	18.08
12/31/2022	637,573	47.53	to	41.39	26,707,252	-	1.25	to	2.65	(23.34)	to	(24.39)
12/31/2021	712,969	62.01	to	54.74	38,813,797	-	1.25	to	2.65	10.00	to	8.50
TA T. Rowe Price Small Cap Service Class
12/31/2025	4,480	79.11	to	69.94	341,327	-	1.25	to	1.80	8.58	to	7.99
12/31/2024	5,414	72.86	to	64.76	377,552	-	1.25	to	1.80	11.21	to	10.61
12/31/2023	5,975	65.51	to	58.55	375,469	-	1.25	to	1.80	19.39	to	18.75
12/31/2022	6,028	54.87	to	49.31	317,954	-	1.25	to	1.80	(23.55)	to	(23.97)
12/31/2021	6,012	71.78	to	64.85	415,578	-	1.25	to	1.80	9.71	to	9.12

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA TSW Mid Cap Value Opportunities Initial Class
	12/31/2025	126,639	$62.68	to	$15.59	$ 7,115,622	1.25%	1.25%	to	2.50%	8.21%	to	6.89%
	12/31/2024	138,695	57.92	to	14.58	7,179,120	1.43	1.25	to	2.50	7.13	to	5.82
	12/31/2023	154,494	54.07	to	13.78	7,503,697	1.49	1.25	to	2.50	9.44	to	8.11
	12/31/2022	168,860	49.40	to	12.75	7,510,472	0.81	1.25	to	2.50	(9.36)	to	(10.47)
	12/31/2021	192,915	54.50	to	14.24	9,304,816	0.77	1.25	to	2.50	27.60	to	26.04
TA TSW Mid Cap Value Opportunities Service Class
	12/31/2025	1,960	59.17	to	52.31	114,823	1.04	1.25	to	1.80	8.01	to	7.43
	12/31/2024	1,961	54.78	to	48.69	106,394	1.24	1.25	to	1.80	6.74	to	6.16
	12/31/2023	1,998	51.32	to	45.87	101,642	1.26	1.25	to	1.80	9.21	to	8.62
	12/31/2022	2,000	46.99	to	42.23	93,169	0.56	1.25	to	1.80	(9.56)	to	(10.04)
	12/31/2021	2,001	51.96	to	46.94	103,123	0.60	1.25	to	1.80	27.26	to	26.57
TA WMC US Growth Initial Class
	12/31/2025	6,583,191	92.21	to	77.39	590,270,647	-	1.25	to	2.65	16.31	to	14.72
	12/31/2024	7,363,745	79.28	to	67.46	568,426,933	0.01	1.25	to	2.65	27.39	to	25.65
	12/31/2023	8,278,128	62.23	to	53.69	502,270,864	0.04	1.25	to	2.65	40.33	to	38.43
	12/31/2022	8,111,745	44.35	to	38.79	352,306,618	-	1.25	to	2.65	(32.19)	to	(33.12)
	12/31/2021	8,876,620	65.40	to	57.99	568,800,625	0.08	1.25	to	2.65	19.18	to	17.55
TA WMC US Growth Service Class
	12/31/2025	29,594	96.24	to	85.08	2,761,227	-	1.25	to	1.80	16.02	to	15.39
	12/31/2024	37,333	82.95	to	73.73	3,015,063	-	1.25	to	1.80	27.10	to	26.41
	12/31/2023	39,768	65.26	to	58.33	2,530,125	-	1.25	to	1.80	39.98	to	39.22
	12/31/2022	37,035	46.62	to	41.90	1,689,854	-	1.25	to	1.80	(32.36)	to	(32.73)
	12/31/2021	41,566	68.93	to	62.28	2,801,149	-	1.25	to	1.80	18.89	to	18.24

(1)	See Footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate ranging from 0% to 0.40% of the daily net assets value of each subaccount for administrative expenses. TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.85% to 2.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.
The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.
No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
WRL Series Annuity Account
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.
The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.